UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X S&P 500® Covered Call ETF

Ticker: XYLD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$30	0.60%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,044,175,953	504	$9,047,330	4.71%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 32.1%
Financials 15.4%
Health Care 11.5%
Consumer Discretionary 11.0%
Communication Services 9.9%
Industrials 9.0%
Consumer Staples 6.6%
Energy 3.4%
Utilities 2.7%
Real Estate 2.4%
Materials 2.1%
Written Option -6.2%

Value	Value
Written Option	-6.2%
Materials	2.1%
Real Estate	2.4%
Utilities	2.7%
Energy	3.4%
Consumer Staples	6.6%
Industrials	9.0%
Communication Services	9.9%
Consumer Discretionary	11.0%
Health Care	11.5%
Financials	15.4%
Information Technology	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
Microsoft	6.6%
NVIDIA	6.0%
Amazon.com	3.9%
Meta Platforms, Cl A	2.7%
Berkshire Hathaway, Cl B	2.2%
Alphabet, Cl A	2.1%
Broadcom	2.0%
Tesla	1.8%
Alphabet, Cl C	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xyld/

GX-SA-XYLD-2025

Global X Funds

Global X NASDAQ 100® Covered Call ETF

Ticker: QYLD

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$29	0.60%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,210,698,104	102	$25,159,150	14.55%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 53.8%
Communication Services 17.0%
Consumer Discretionary 14.8%
Consumer Staples 6.6%
Health Care 6.1%
Industrials 5.3%
Utilities 1.6%
Materials 1.6%
Energy 0.5%
Financials 0.5%
Real Estate 0.2%
Written Option -8.1%

Value	Value
Written Option	-8.1%
Real Estate	0.2%
Financials	0.5%
Energy	0.5%
Materials	1.6%
Utilities	1.6%
Industrials	5.3%
Health Care	6.1%
Consumer Staples	6.6%
Consumer Discretionary	14.8%
Communication Services	17.0%
Information Technology	53.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.6%
Microsoft	8.8%
NVIDIA	8.0%
Amazon.com	5.9%
Broadcom	4.5%
Meta Platforms, Cl A	3.6%
Netflix	3.6%
Costco Wholesale	3.3%
Tesla	3.1%
Alphabet, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qyld/

GX-SA-QYLD-2025

Global X Funds

Global X Russell 2000 Covered Call ETF

Ticker: RYLD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ryld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$26	0.54%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,294,834,988	9	$3,850,968	2.16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
105.9%
Rights
0.0%
Warrant
0.0%
Written Option
-6.1%

Value	Value
Written Option	-6.1%
Warrant	0.0%
Rights	0.0%
Exchange-Traded Funds	105.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	105.9%
CinCor Pharma CVR	0.0%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Pulse Biosciences	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Written Option - Russell 2000 Index, $1,865, 05/16/25	-6.1%
Footnote	Description
Footnote**	Affiliated Investment

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ryld/

GX-SA-RYLD-2025

Global X Funds

Global X Nasdaq 100® Covered Call & Growth ETF

Ticker: QYLG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$17	0.35%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$90,848,783	102	$176,738	10.04%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 51.7%
Communication Services 16.3%
Consumer Discretionary 14.2%
Consumer Staples 6.4%
Health Care 5.8%
Industrials 5.2%
Utilities 1.5%
Materials 1.5%
Energy 0.5%
Financials 0.5%
Real Estate 0.2%
Written Option -3.9%

Value	Value
Written Option	-3.9%
Real Estate	0.2%
Financials	0.5%
Energy	0.5%
Materials	1.5%
Utilities	1.5%
Industrials	5.2%
Health Care	5.8%
Consumer Staples	6.4%
Consumer Discretionary	14.2%
Communication Services	16.3%
Information Technology	51.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.2%
Microsoft	8.5%
NVIDIA	7.7%
Amazon.com	5.6%
Broadcom	4.3%
Meta Platforms, Cl A	3.5%
Netflix	3.4%
Costco Wholesale	3.1%
Tesla	3.0%
Alphabet, Cl A	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qylg/

GX-SA-QYLG-2025

Global X Funds

Global X S&P 500® Covered Call & Growth ETF

Ticker: XYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$17	0.35%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$52,083,276	504	$100,902	3.49%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
31.2%
Financials
14.9%
Health Care
11.1%
Consumer Discretionary
10.6%
Communication Services
9.6%
Industrials
8.8%
Consumer Staples
6.4%
Energy
3.3%
Utilities
2.6%
Real Estate
2.3%
Materials
2.0%
Written Option
-3.0%

Value	Value
Written Option	-3.0%
Materials	2.0%
Real Estate	2.3%
Utilities	2.6%
Energy	3.3%
Consumer Staples	6.4%
Industrials	8.8%
Communication Services	9.6%
Consumer Discretionary	10.6%
Health Care	11.1%
Financials	14.9%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.0%
Microsoft	6.4%
NVIDIA	5.8%
Amazon.com	3.8%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.1%
Alphabet, Cl A	2.0%
Broadcom	2.0%
Tesla	1.7%
Alphabet, Cl C	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xylg/

GX-SA-XYLG-2025

Global X Funds

Global X NASDAQ 100® Risk Managed Income ETF

Ticker: QRMI

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$30	0.60%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,972,802	105	$54,515	11.35%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 53.8%
Communication Services 17.0%
Consumer Discretionary 14.8%
Consumer Staples 6.6%
Health Care 6.1%
Industrials 5.3%
Materials 1.6%
Utilities 1.5%
Energy 0.5%
Financials 0.5%
Real Estate 0.2%
Purchased Options 0.2%
Written Options -8.2%

Value	Value
Written Options	-8.2%
Purchased Options	0.2%
Real Estate	0.2%
Financials	0.5%
Energy	0.5%
Utilities	1.5%
Materials	1.6%
Industrials	5.3%
Health Care	6.1%
Consumer Staples	6.6%
Consumer Discretionary	14.8%
Communication Services	17.0%
Information Technology	53.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.6%
Microsoft	8.8%
NVIDIA	8.0%
Amazon.com	5.9%
Broadcom	4.5%
Meta Platforms, Cl A	3.6%
Netflix	3.6%
Costco Wholesale	3.3%
Tesla	3.1%
Alphabet, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qrmi/

GX-SA-QRMI-2025

Global X Funds

Global X S&P 500® Risk Managed Income ETF

Ticker: XRMI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$30	0.60%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$46,006,249	507	$131,023	4.57%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 32.1%
Financials 15.3%
Health Care 11.5%
Consumer Discretionary 11.0%
Communication Services 9.9%
Industrials 9.0%
Consumer Staples 6.5%
Energy 3.4%
Utilities 2.7%
Real Estate 2.4%
Materials 2.1%
Purchased Options 0.2%
Written Options -6.2%

Value	Value
Written Options	-6.2%
Purchased Options	0.2%
Materials	2.1%
Real Estate	2.4%
Utilities	2.7%
Energy	3.4%
Consumer Staples	6.5%
Industrials	9.0%
Communication Services	9.9%
Consumer Discretionary	11.0%
Health Care	11.5%
Financials	15.3%
Information Technology	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
Microsoft	6.6%
NVIDIA	6.0%
Amazon.com	3.9%
Meta Platforms, Cl A	2.7%
Berkshire Hathaway, Cl B	2.2%
Alphabet, Cl A	2.1%
Broadcom	2.0%
Tesla	1.8%
Alphabet, Cl C	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xrmi/

GX-SA-XRMI-2025

Global X Funds

Global X Dow 30® Covered Call ETF

Ticker: DJIA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/djia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$30	0.60%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$130,760,677	31	$331,288	11.45%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials
26.1%
Information Technology
20.1%
Health Care
14.8%
Consumer Discretionary
14.4%
Industrials
13.2%
Materials
5.5%
Consumer Staples
5.2%
Energy
2.2%
Communication Services
2.1%
Written Option
-3.7%

Value	Value
Written Option	-3.7%
Communication Services	2.1%
Energy	2.2%
Consumer Staples	5.2%
Materials	5.5%
Industrials	13.2%
Consumer Discretionary	14.4%
Health Care	14.8%
Information Technology	20.1%
Financials	26.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	8.6%
UnitedHealth Group	6.4%
Microsoft	6.2%
Home Depot	5.6%
Sherwin-Williams	5.5%
Visa, Cl A	5.4%
McDonald's	5.0%
Caterpillar	4.8%
Amgen	4.6%
Salesforce	4.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/djia/

GX-SA-DJIA-2025

Global X Funds

Global X Russell 2000 Covered Call & Growth ETF

Ticker: RYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$13	0.28%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,580,924	3	$9,412	3.84%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
102.9%
Written Options
-3.0%

Value	Value
Written Options	-3.0%
Exchange-Traded Funds	102.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	102.9%
Written Option - Cboe Mini-Russell 2000 Index, $186, 05/16/25	0.0%
Written Option - Russell 2000 Index, $1,865, 05/16/25	-2.9%
Footnote	Description
Footnote**	Affiliated Investment

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rylg/

GX-SA-RYLG-2025

Global X Funds

Global X Information Technology Covered Call & Growth ETF

Ticker: TYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/tylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$27	0.55%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,859,587	71	$27,529	1.94%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Exchange-Traded Funds
55.7%
Information Technology
48.4%
Written Option
-4.1%

Value	Value
Written Option	-4.1%
Information Technology	48.4%
Exchange-Traded Funds	55.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR Fund	55.7%
Apple	7.1%
Microsoft	6.5%
NVIDIA	5.9%
Broadcom	2.2%
Salesforce	1.5%
Palantir Technologies, Cl A	1.4%
Cisco Systems	1.3%
Oracle	1.3%
International Business Machines	1.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/tylg/

GX-SA-TYLG-2025

Global X Funds

Global X Dow 30® Covered Call & Growth ETF

Ticker: DYLG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$17	0.35%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,234,717	32	$3,387	11.82%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 25.6%
Information Technology 19.7%
Health Care 14.5%
Consumer Discretionary 14.2%
Industrials 12.9%
Materials 5.4%
Consumer Staples 5.1%
Energy 2.1%
Communication Services 2.1%
Exchange-Traded Funds 0.2%
Written Option -1.8%

Value	Value
Written Option	-1.8%
Exchange-Traded Funds	0.2%
Communication Services	2.1%
Energy	2.1%
Consumer Staples	5.1%
Materials	5.4%
Industrials	12.9%
Consumer Discretionary	14.2%
Health Care	14.5%
Information Technology	19.7%
Financials	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	8.4%
UnitedHealth Group	6.3%
Microsoft	6.1%
Home Depot	5.5%
Sherwin-Williams	5.4%
Visa, Cl A	5.3%
McDonald's	4.9%
Caterpillar	4.7%
Amgen	4.5%
Salesforce	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dylg/

GX-SA-DYLG-2025

Global X Funds

Global X S&P 500 Quality Dividend Covered Call ETF

Ticker: QDCC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500 Quality Dividend Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdcc/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 Quality Dividend Covered Call ETF	$7	0.15%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,160,790	2	$729	3.48%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-5.7%
Exchange-Traded Funds	105.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X S&P 500 Quality Dividend ETFFootnote Reference**	105.7%
Written Option - Global X S&P 500 Quality Dividend ETF, $32, 05/16/25	-5.7%
Footnote	Description
Footnote**	Affiliated Investment

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qdcc/

GX-SA-QDCC-2025

Global X Funds

Global X MLP & Energy Infrastructure Covered Call ETF

Ticker: MLPD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$7	0.14%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,361,308	2	$5,987	10.17%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-1.7%
Exchange-Traded Funds	101.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	101.4%
Written Option - Global X MLP & Energy Infrastructure ETF, $60, 05/16/25	-1.7%
Footnote	Description
Footnote**	Affiliated Investment

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpd/

GX-SA-MLPD-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X S&P 500® Covered Call ETF (ticker: XYLD)

Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)

Global X Russell 2000 Covered Call ETF (ticker: RYLD)

Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)

Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)

Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)

Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)

Global X Dow 30® Covered Call ETF (ticker: DJIA)

Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)

Global X Information Technology Covered Call & Growth ETF (ticker: TYLG)

Global X Dow 30® Covered Call & Growth ETF (ticker: DYLG)

Global X S&P 500 Quality Dividend Covered Call ETF (ticker: QDCC)

Global X MLP & Energy Infrastructure Covered Call ETF (ticker: MLPD)

Semi-Annual Financials and Other Information
April 30, 2025

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 106.1%
IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A (A)	43,070	$12,884,391

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *(A)	16,784	957,695

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	17,822	3,284,773

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	20,753	3,037,824

UNITED STATES — 105.5%
Communication Services — 9.9%
Alphabet, Cl A (A)	399,903	63,504,596
Alphabet, Cl C (A)	324,214	52,162,790
AT&T (A)	494,233	13,690,254
Charter Communications, Cl A *(A)	6,406	2,510,255
Comcast, Cl A (A)	262,014	8,960,879
Electronic Arts (A)	15,404	2,234,966
Fox, Cl A (A)	13,910	692,579
Fox, Cl B (A)	8,492	392,670
Interpublic Group (A)	23,575	592,204
Live Nation Entertainment *(A)	10,389	1,376,023
Match Group (A)	14,242	422,418
Meta Platforms, Cl A (A)	150,112	82,411,488
Netflix *	29,382	33,252,197
News, Cl A	26,996	732,132
News, Cl B	3,351	105,288
Omnicom Group	12,505	952,381
Paramount Global, Cl B	46,770	549,080
Take-Two Interactive Software *	10,836	2,528,256
TKO Group Holdings, Cl A	4,530	737,982
T-Mobile US	33,108	8,176,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	289,909	$12,773,391
Walt Disney	124,671	11,338,827
Warner Bros Discovery *	142,972	1,239,567
		301,336,244
Consumer Discretionary — 11.0%
Airbnb, Cl A *(A)	29,488	3,595,177
Amazon.com *(A)	646,294	119,189,539
AutoZone *(A)	1,162	4,372,141
Best Buy (A)	14,233	949,199
Booking Holdings (A)	2,268	11,565,167
Caesars Entertainment *(A)	17,734	479,882
CarMax *(A)	11,929	771,448
Carnival *(A)	66,198	1,214,071
Chipotle Mexican Grill, Cl A *(A)	89,829	4,538,161
Darden Restaurants (A)	7,301	1,464,873
Deckers Outdoor *(A)	9,614	1,065,520
Domino’s Pizza (A)	2,249	1,102,842
DoorDash, Cl A *(A)	22,684	4,375,517
DR Horton (A)	19,748	2,494,962
eBay (A)	33,528	2,285,268
Expedia Group (A)	8,217	1,289,494
Ford Motor (A)	267,861	2,681,289
Garmin (A)	9,765	1,824,785
General Motors (A)	71,624	3,240,270
Genuine Parts (A)	10,161	1,194,426
Hasbro (A)	10,308	638,065
Hilton Worldwide Holdings (A)	15,923	3,590,318
Home Depot (A)	68,250	24,603,442
Las Vegas Sands (A)	25,317	928,374
Lennar, Cl A (A)	16,601	1,803,035
LKQ (A)	19,900	760,379
Lowe’s (A)	39,005	8,719,958
Lululemon Athletica *(A)	7,363	1,993,679
Marriott International, Cl A (A)	15,732	3,753,341
McDonald’s (A)	49,299	15,758,425
MGM Resorts International *(A)	17,424	548,159
Mohawk Industries *(A)	3,734	397,111
NIKE, Cl B	82,192	4,635,629

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Norwegian Cruise Line Holdings *	32,060	$513,922
NVR *	214	1,524,910
O’Reilly Automotive *	3,818	5,403,234
Pool	2,585	757,767
PulteGroup	14,198	1,456,431
Ralph Lauren, Cl A	2,609	586,895
Ross Stores	22,546	3,133,894
Royal Caribbean Cruises	17,326	3,723,531
Starbucks	78,689	6,299,054
Tapestry	15,292	1,080,380
Tesla *	191,925	54,153,558
TJX	77,571	9,981,836
Tractor Supply	36,042	1,824,446
Ulta Beauty *	3,037	1,201,559
Williams-Sonoma	8,214	1,268,817
Wynn Resorts	7,078	568,434
Yum! Brands	18,322	2,756,362
		334,058,976
Consumer Staples — 6.6%
Altria Group (A)	114,295	6,760,549
Archer-Daniels-Midland (A)	33,290	1,589,598
Brown-Forman, Cl B (A)	15,292	532,773
Bunge Global (A)	9,016	709,740
Campbell Soup (A)	12,252	446,708
Church & Dwight (A)	16,883	1,677,157
Clorox (A)	7,937	1,129,435
Coca-Cola (A)	266,116	19,306,716
Colgate-Palmolive (A)	56,338	5,193,800
Conagra Brands (A)	30,714	758,943
Constellation Brands, Cl A (A)	10,609	1,989,612
Costco Wholesale (A)	30,480	30,312,360
Dollar General (A)	16,622	1,557,315
Dollar Tree *(A)	12,428	1,016,238
Estee Lauder, Cl A (A)	15,672	939,693
General Mills (A)	38,605	2,190,448
Hershey (A)	10,206	1,706,341
Hormel Foods (A)	21,052	629,455
J M Smucker (A)	7,775	903,999

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellanova (A)	18,811	$1,556,987
Kenvue (A)	134,449	3,172,996
Keurig Dr Pepper (A)	79,727	2,757,757
Kimberly-Clark (A)	23,180	3,054,660
Kraft Heinz (A)	56,201	1,635,449
Kroger (A)	44,466	3,210,890
Lamb Weston Holdings (A)	10,895	575,365
McCormick (A)	16,395	1,256,841
Molson Coors Beverage, Cl B (A)	12,928	743,748
Mondelez International, Cl A (A)	90,280	6,150,776
Monster Beverage *(A)	48,166	2,895,740
PepsiCo	94,438	12,803,904
Philip Morris International	106,900	18,318,384
Procter & Gamble	160,989	26,171,982
Sysco	33,692	2,405,609
Target	32,672	3,159,382
Tyson Foods, Cl A	20,768	1,271,832
Walgreens Boots Alliance	53,425	586,072
Walmart	297,824	28,963,384
		200,042,638
Energy — 3.4%
APA (A)	23,394	363,543
Baker Hughes, Cl A (A)	65,977	2,335,586
Chesapeake Energy (A)	14,088	1,463,743
Chevron (A)	114,952	15,640,369
ConocoPhillips (A)	86,013	7,665,479
Coterra Energy (A)	44,627	1,096,039
Devon Energy (A)	43,959	1,336,793
Diamondback Energy (A)	12,473	1,646,561
EOG Resources (A)	39,176	4,322,288
EQT (A)	42,276	2,090,125
Exxon Mobil (A)	298,788	31,560,976
Halliburton (A)	55,290	1,095,848
Hess (A)	18,368	2,370,390
Kinder Morgan (A)	129,370	3,402,431
Marathon Petroleum (A)	20,750	2,851,258
Occidental Petroleum	43,594	1,718,040
ONEOK	41,393	3,400,849

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	27,540	$2,865,812
Schlumberger	97,994	3,258,301
Targa Resources	14,594	2,494,115
Texas Pacific Land	1,228	1,582,732
Valero Energy	21,670	2,515,670
Williams	83,148	4,869,978
		101,946,926
Financials — 15.4%
Aflac (A)	35,039	3,808,038
Allstate (A)	17,665	3,504,559
American Express (A)	38,303	10,204,302
American International Group (A)	42,144	3,435,579
Ameriprise Financial (A)	6,731	3,170,436
Aon PLC, Cl A (A)	15,160	5,378,616
Apollo Global Management (A)	29,648	4,046,359
Arch Capital Group (A)	25,670	2,327,756
Arthur J Gallagher (A)	17,792	5,705,716
Assurant (A)	4,136	797,173
Bank of America (A)	455,361	18,159,797
Bank of New York Mellon (A)	49,282	3,962,766
Berkshire Hathaway, Cl B *(A)	125,668	67,012,461
BlackRock Funding (A)	10,039	9,178,256
Blackstone (A)	50,664	6,672,955
Brown & Brown (A)	16,869	1,865,711
Capital One Financial (A)	25,924	4,673,060
Cboe Global Markets (A)	6,890	1,528,202
Charles Schwab (A)	117,654	9,577,036
Chubb (A)	25,350	7,252,128
Cincinnati Financial (A)	9,778	1,361,195
Citigroup (A)	129,684	8,867,792
Citizens Financial Group (A)	28,939	1,067,560
CME Group, Cl A (A)	24,948	6,912,592
Corpay *(A)	4,938	1,606,677
Discover Financial Services (A)	16,527	3,018,987
Erie Indemnity, Cl A (A)	1,338	479,834
Everest Group (A)	2,557	917,528
FactSet Research Systems (A)	2,479	1,071,473
Fidelity National Information Services (A)	37,853	2,985,845

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp (A)	42,451	$1,525,689
Fiserv *(A)	39,310	7,255,447
Franklin Resources (A)	19,241	360,961
Global Payments (A)	16,940	1,292,691
Globe Life (A)	6,631	817,867
Goldman Sachs Group (A)	21,526	11,786,561
Hartford Financial Services Group (A)	19,268	2,363,606
Huntington Bancshares (A)	93,667	1,360,981
Intercontinental Exchange (A)	39,804	6,685,878
Invesco (A)	24,491	341,160
Jack Henry & Associates (A)	5,654	980,573
JPMorgan Chase (A)	191,781	46,913,468
KeyCorp (A)	69,411	1,030,059
KKR (A)	46,936	5,363,377
Loews (A)	11,898	1,033,103
M&T Bank (A)	11,505	1,953,089
MarketAxess Holdings (A)	2,890	640,395
Marsh & McLennan (A)	33,947	7,654,030
Mastercard, Cl A (A)	55,908	30,640,938
MetLife (A)	40,645	3,063,414
Moody’s (A)	10,755	4,873,306
Morgan Stanley (A)	85,414	9,858,484
MSCI, Cl A (A)	5,094	2,776,790
Nasdaq	28,017	2,135,176
Northern Trust	13,218	1,242,228
PayPal Holdings *	67,476	4,442,620
PNC Financial Services Group	26,894	4,321,597
Principal Financial Group	14,259	1,057,305
Progressive	40,385	11,378,070
Prudential Financial	24,490	2,515,368
Raymond James Financial	13,193	1,807,969
Regions Financial	57,286	1,169,207
S&P Global	21,742	10,872,087
State Street	19,151	1,687,203
Synchrony Financial	26,818	1,393,195
T Rowe Price Group	14,173	1,255,019
Travelers	15,378	4,061,791
Truist Financial	91,181	3,495,880
US Bancorp	108,705	4,385,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Visa, Cl A	118,240	$40,851,920
W R Berkley	18,953	1,358,741
Wells Fargo	226,321	16,071,054
Willis Towers Watson PLC	6,820	2,099,196
		468,723,042
Health Care — 11.5%
Abbott Laboratories (A)	119,327	15,602,005
AbbVie (A)	121,297	23,665,045
Agilent Technologies (A)	19,598	2,108,745
Align Technology *(A)	5,250	909,825
Amgen (A)	37,069	10,784,113
Baxter International (A)	34,161	1,064,798
Becton Dickinson (A)	19,289	3,994,559
Biogen *(A)	9,684	1,172,539
Bio-Techne (A)	10,941	550,879
Boston Scientific *(A)	101,704	10,462,290
Bristol-Myers Squibb (A)	140,459	7,051,042
Cardinal Health (A)	15,924	2,249,902
Cencora (A)	11,680	3,418,386
Centene *(A)	34,440	2,061,234
Charles River Laboratories International *(A)	3,592	426,083
Cigna Group (A)	18,954	6,445,118
Cooper *(A)	13,312	1,087,191
CVS Health (A)	84,274	5,621,919
Danaher (A)	44,237	8,817,761
DaVita *(A)	2,254	319,054
Dexcom *(A)	24,676	1,761,373
Edwards Lifesciences *(A)	40,018	3,020,959
Elevance Health (A)	16,054	6,751,991
Eli Lilly (A)	54,053	48,590,944
GE HealthCare Technologies (A)	29,740	2,091,614
Gilead Sciences (A)	86,055	9,168,300
HCA Healthcare (A)	11,870	4,096,100
Henry Schein *(A)	8,842	574,465
Hologic *(A)	16,308	949,126
Humana (A)	8,219	2,155,351
IDEXX Laboratories *(A)	5,284	2,286,123
Incyte *(A)	12,344	773,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *(A)	4,828	$1,218,056
Intuitive Surgical *(A)	24,570	12,673,206
IQVIA Holdings *(A)	11,583	1,796,176
Johnson & Johnson (A)	165,343	25,844,764
Labcorp Holdings (A)	5,248	1,264,820
McKesson (A)	8,422	6,003,117
Medtronic PLC (A)	88,689	7,517,280
Merck (A)	174,168	14,839,114
Mettler-Toledo International *(A)	1,307	1,399,235
Moderna *(A)	22,944	654,822
Molina Healthcare *(A)	3,369	1,101,697
Pfizer	391,356	9,553,000
Quest Diagnostics	6,820	1,215,460
Regeneron Pharmaceuticals	7,166	4,290,714
ResMed	10,172	2,406,593
Revvity	9,410	879,176
Solventum *	9,794	647,579
STERIS PLC	7,060	1,586,664
Stryker	23,728	8,872,374
Thermo Fisher Scientific	26,348	11,303,292
UnitedHealth Group	63,186	25,997,248
Universal Health Services, Cl B	3,922	694,469
Vertex Pharmaceuticals *	17,723	9,029,868
Viatris	88,623	746,206
Waters *	4,161	1,446,904
West Pharmaceutical Services	5,161	1,090,468
Zimmer Biomet Holdings	12,666	1,305,231
Zoetis, Cl A	29,874	4,672,294
		350,082,136
Industrials — 9.0%
3M (A)	37,746	5,243,297
A O Smith (A)	9,044	613,726
Allegion PLC (A)	6,774	942,941
AMETEK (A)	15,804	2,680,042
Automatic Data Processing (A)	28,324	8,514,194
Axon Enterprise *(A)	5,038	3,089,805
Boeing *(A)	51,789	9,489,816
Broadridge Financial Solutions (A)	7,893	1,913,263

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Builders FirstSource *(A)	7,585	$907,394
Carrier Global (A)	57,190	3,576,663
Caterpillar (A)	32,969	10,196,323
CH Robinson Worldwide (A)	7,297	651,038
Cintas (A)	23,845	5,047,510
Copart *(A)	59,359	3,622,680
CSX (A)	134,700	3,781,029
Cummins (A)	9,063	2,663,072
Dayforce *(A)	10,962	634,371
Deere (A)	17,496	8,110,446
Delta Air Lines (A)	43,045	1,791,963
Dover (A)	8,829	1,506,669
Eaton PLC (A)	27,314	8,040,422
Emerson Electric (A)	39,349	4,135,973
Equifax (A)	7,879	2,049,564
Expeditors International of Washington (A)	10,447	1,148,230
Fastenal (A)	39,078	3,164,146
FedEx (A)	14,543	3,058,829
Fortive (A)	21,909	1,526,838
GE Vernova (A)	18,538	6,874,261
Generac Holdings *(A)	3,439	393,353
General Dynamics (A)	17,265	4,698,152
General Electric (A)	73,884	14,890,581
Honeywell International (A)	44,917	9,455,028
Howmet Aerospace (A)	28,298	3,921,537
Hubbell, Cl B (A)	3,694	1,341,587
Huntington Ingalls Industries (A)	2,522	580,917
IDEX (A)	4,636	806,525
Illinois Tool Works (A)	18,589	4,459,687
Ingersoll Rand (A)	26,816	2,022,731
Jacobs Solutions (A)	9,304	1,151,835
JB Hunt Transport Services (A)	4,435	579,122
Johnson Controls International (A)	46,165	3,873,243
L3Harris Technologies (A)	13,107	2,883,802
Leidos Holdings (A)	8,566	1,260,744
Lennox International (A)	2,137	1,168,405
Lockheed Martin (A)	14,511	6,932,630
Masco (A)	13,190	799,446
Nordson	3,113	590,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	15,282	$3,423,932
Northrop Grumman	9,444	4,594,506
Old Dominion Freight Line	12,618	1,934,087
Otis Worldwide	26,990	2,598,327
PACCAR	35,268	3,181,526
Parker-Hannifin	8,942	5,410,447
Paychex	22,071	3,247,086
Paycom Software	3,541	801,647
Pentair PLC	11,782	1,068,981
Quanta Services	9,800	2,868,362
Republic Services, Cl A	14,156	3,549,617
Rockwell Automation	7,717	1,911,347
Rollins	17,539	1,002,003
RTX	91,809	11,579,869
Snap-On	3,416	1,071,975
Southwest Airlines	37,123	1,037,959
Stanley Black & Decker	9,473	568,569
Textron	11,853	834,096
Trane Technologies PLC	14,942	5,727,418
TransDigm Group	3,729	5,269,338
Uber Technologies *	144,020	11,667,060
Union Pacific	41,701	8,993,238
United Airlines Holdings *	21,240	1,461,737
United Parcel Service, Cl B	50,822	4,843,337
United Rentals	4,399	2,777,749
Veralto	16,469	1,579,377
Verisk Analytics, Cl A	9,561	2,834,167
Waste Management	24,378	5,688,850
Westinghouse Air Brake Technologies	11,675	2,156,840
WW Grainger	2,889	2,959,232
Xylem	15,486	1,867,147
		275,293,787
Information Technology — 31.5%
Adobe *(A)	30,030	11,260,649
Advanced Micro Devices *(A)	111,802	10,883,925
Akamai Technologies *(A)	10,987	885,332
Amphenol, Cl A (A)	84,031	6,466,185
Analog Devices (A)	33,455	6,521,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *(A)	5,845	$1,881,389
Apple (A)	1,029,084	218,680,350
Applied Materials (A)	54,871	8,269,608
Arista Networks *(A)	71,766	5,904,189
Autodesk *(A)	14,667	4,022,425
Broadcom (A)	321,389	61,857,741
Cadence Design Systems *(A)	18,624	5,545,110
CDW (A)	8,985	1,442,632
Cisco Systems (A)	274,018	15,819,059
Cognizant Technology Solutions, Cl A (A)	33,563	2,469,230
Corning (A)	50,941	2,260,762
Crowdstrike Holdings, Cl A *(A)	17,055	7,314,378
Dell Technologies, Cl C (A)	20,106	1,844,926
Enphase Energy *(A)	9,816	437,695
EPAM Systems *(A)	3,767	591,080
F5 *(A)	3,496	925,531
Fair Isaac *(A)	1,592	3,167,571
First Solar *(A)	7,275	915,340
Fortinet *(A)	42,053	4,363,419
Gartner *(A)	5,449	2,294,465
Gen Digital (A)	35,527	919,083
GoDaddy, Cl A *(A)	9,155	1,724,161
Hewlett Packard Enterprise (A)	82,451	1,337,355
HP (A)	62,698	1,603,188
Intel (A)	300,348	6,036,995
International Business Machines (A)	63,623	15,385,314
Intuit (A)	19,272	12,092,602
Jabil (A)	7,079	1,037,498
Juniper Networks (A)	23,339	847,672
Keysight Technologies *(A)	10,864	1,579,626
KLA (A)	8,990	6,317,183
Lam Research (A)	85,765	6,146,777
Microchip Technology (A)	35,276	1,625,518
Micron Technology (A)	77,379	5,954,314
Microsoft (A)	509,262	201,290,898
Monolithic Power Systems (A)	3,169	1,879,534
Motorola Solutions (A)	11,084	4,881,283
NetApp	14,608	1,311,068
NVIDIA	1,677,800	182,745,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	29,302	$1,163,289
Oracle	111,651	15,711,529
Palantir Technologies, Cl A *	141,163	16,719,346
Palo Alto Networks *	45,787	8,558,964
PTC *	7,478	1,158,866
QUALCOMM	76,292	11,326,310
Roper Technologies	7,306	4,091,944
Salesforce	65,815	17,685,149
Seagate Technology Holdings	14,409	1,311,651
ServiceNow *	14,212	13,572,602
Skyworks Solutions	11,817	759,597
Super Micro Computer *	31,296	997,091
Synopsys *	10,266	4,712,197
Teledyne Technologies *	2,865	1,335,176
Teradyne	11,124	825,512
Texas Instruments	62,835	10,056,742
Trimble *	17,546	1,090,308
Tyler Technologies *	2,802	1,522,327
VeriSign *	5,161	1,456,021
Western Digital *	24,394	1,069,921
Workday, Cl A *	14,104	3,455,480
Zebra Technologies, Cl A *	3,008	752,963
		960,073,070
Materials — 2.1%
Air Products & Chemicals (A)	15,101	4,093,730
Albemarle (A)	10,305	603,358
Amcor PLC (A)	109,836	1,010,491
Avery Dennison (A)	5,539	947,778
Ball (A)	19,315	1,003,221
CF Industries Holdings (A)	10,999	861,992
Corteva (A)	47,480	2,943,285
Dow (A)	47,912	1,465,628
DuPont de Nemours (A)	28,707	1,894,375
Eastman Chemical (A)	8,746	673,442
Ecolab (A)	17,554	4,413,602
Freeport-McMoRan (A)	99,238	3,575,545
International Flavors & Fragrances (A)	17,170	1,347,158
International Paper (A)	35,178	1,606,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC (A)	32,763	$14,849,175
LyondellBasell Industries, Cl A (A)	17,532	1,020,538
Martin Marietta Materials (A)	4,333	2,270,405
Mosaic (A)	24,887	756,565
Newmont	79,292	4,177,103
Nucor	15,714	1,875,780
Packaging Corp of America	6,004	1,114,403
PPG Industries	16,637	1,811,104
Sherwin-Williams	16,085	5,676,718
Smurfit WestRock	31,113	1,307,368
Steel Dynamics	8,616	1,117,581
Vulcan Materials	8,866	2,325,818
		64,743,094
Real Estate — 2.4%
Alexandria Real Estate Equities ‡(A)	9,665	702,259
American Tower ‡(A)	32,325	7,286,378
AvalonBay Communities ‡(A)	9,185	1,928,666
BXP ‡(A)	8,692	553,941
Camden Property Trust ‡(A)	6,679	760,070
CBRE Group, Cl A *(A)	20,478	2,502,002
CoStar Group *(A)	29,793	2,209,747
Crown Castle ‡(A)	29,447	3,114,315
Digital Realty Trust ‡(A)	21,010	3,372,945
Equinix ‡(A)	6,534	5,624,140
Equity Residential ‡(A)	22,439	1,576,564
Essex Property Trust ‡(A)	3,896	1,087,568
Extra Space Storage ‡(A)	14,515	2,126,738
Federal Realty Investment Trust ‡(A)	5,124	481,758
Healthpeak Properties ‡(A)	51,036	910,482
Host Hotels & Resorts ‡(A)	45,079	636,515
Invitation Homes ‡(A)	40,067	1,369,891
Iron Mountain ‡(A)	19,101	1,712,787
Kimco Realty ‡(A)	46,661	932,287
Mid-America Apartment Communities ‡(A)	8,443	1,347,925
ProLogis ‡	64,178	6,558,992
Public Storage ‡	10,571	3,175,846
Realty Income ‡	61,206	3,541,379
Regency Centers ‡	9,937	717,253

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	7,194	$1,751,020
Simon Property Group ‡	20,954	3,297,741
UDR ‡	22,491	941,923
Ventas ‡	31,022	2,174,022
VICI Properties, Cl A ‡	74,419	2,382,896
Welltower ‡	42,202	6,439,603
Weyerhaeuser ‡	45,471	1,178,154
		72,395,807
Utilities — 2.7%
AES (A)	60,869	608,690
Alliant Energy (A)	17,820	1,087,733
Ameren (A)	18,598	1,845,666
American Electric Power (A)	35,728	3,870,772
American Water Works (A)	13,154	1,933,770
Atmos Energy (A)	11,313	1,817,207
CenterPoint Energy (A)	47,096	1,826,383
CMS Energy (A)	18,695	1,376,887
Consolidated Edison (A)	23,038	2,597,535
Constellation Energy (A)	21,789	4,868,534
Dominion Energy (A)	57,146	3,107,599
DTE Energy (A)	13,990	1,916,630
Duke Energy (A)	53,749	6,558,453
Edison International (A)	25,269	1,352,144
Entergy (A)	28,752	2,391,304
Evergy (A)	14,647	1,012,108
Eversource Energy (A)	23,726	1,411,222
Exelon (A)	67,761	3,177,991
FirstEnergy (A)	31,615	1,355,651
NextEra Energy	141,923	9,491,810
NiSource	30,850	1,206,544
NRG Energy	13,442	1,472,974
PG&E	145,408	2,402,140
Pinnacle West Capital	7,574	720,893
PPL	48,477	1,769,411
Public Service Enterprise Group	33,222	2,655,434
Sempra	42,768	3,176,379
Southern	75,798	6,965,078
Vistra	22,234	2,882,193

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	21,140	$2,315,253
Xcel Energy	37,729	2,667,440
		81,841,828
TOTAL UNITED STATES		3,210,537,548
TOTAL COMMON STOCK (Cost $2,522,456,112)		3,230,702,231
TOTAL INVESTMENTS — 106.1% (Cost $2,522,456,112)		$3,230,702,231

WRITTEN OPTIONS — (6.2)%
(Premiums Received $(106,327,503))		$(189,486,000)

Percentages are based on Net Assets of $3,044,175,953.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (6.2)%
Call Options
S&P 500 Index	(5,800)	$(3,230,054,800)	$5,270	05/16/25	$(189,486,000)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,591,586,484.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,230,702,231	$—	$—	$3,230,702,231
Total Investments in Securities	$3,230,702,231	$—	$—	$3,230,702,231

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(189,486,000)	$—	$—	$(189,486,000)
Total Other Financial Instruments	$(189,486,000)	$—	$—	$(189,486,000)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 108.0%
BRAZIL — 0.9%
Consumer Discretionary — 0.9%
MercadoLibre *	30,645	$71,428,898

CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	404,443	42,697,048

NETHERLANDS — 0.8%
Information Technology — 0.8%
ASML Holding	54,699	36,543,308
NXP Semiconductors	153,577	28,305,777

TOTAL NETHERLANDS		64,849,085
UNITED KINGDOM — 0.7%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	279,046	25,320,634

Health Care — 0.3%
AstraZeneca PLC ADR	352,592	25,312,579

Information Technology — 0.1%
ARM Holdings ADR *	79,214	9,034,357

TOTAL UNITED KINGDOM		59,667,570
UNITED STATES — 105.1%
Communication Services — 17.0%
Alphabet, Cl A	1,435,536	227,963,117
Alphabet, Cl C	1,352,889	217,666,311
Charter Communications, Cl A *	85,911	33,665,084
Comcast, Cl A	2,283,785	78,105,447
Electronic Arts	157,825	22,898,829
Meta Platforms, Cl A	538,932	295,873,668
Netflix *	259,032	293,151,695
Take-Two Interactive Software *	106,887	24,938,875
T-Mobile US	691,304	170,717,523
Trade Desk, Cl A *	274,009	14,695,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	1,486,324	$12,886,429
		1,392,562,081
Consumer Discretionary — 13.4%
Airbnb, Cl A *	262,140	31,960,109
Amazon.com *	2,608,258	481,014,940
Booking Holdings	19,924	101,598,055
DoorDash, Cl A *	238,831	46,068,112
Lululemon Athletica *	70,464	19,079,537
Marriott International, Cl A	166,980	39,838,088
O’Reilly Automotive *	34,637	49,018,282
Ross Stores	199,772	27,768,308
Starbucks	687,755	55,054,788
Tesla *	894,519	252,397,481
		1,103,797,700
Consumer Staples — 6.3%
Costco Wholesale	268,832	267,353,424
Keurig Dr Pepper	821,572	28,418,176
Kraft Heinz	723,631	21,057,662
Mondelez International, Cl A	783,185	53,358,394
Monster Beverage *	589,219	35,423,846
PepsiCo	830,391	112,584,412
		518,195,914
Energy — 0.5%
Baker Hughes, Cl A	599,512	21,222,725
Diamondback Energy	175,325	23,144,653
		44,367,378
Financials — 0.5%
PayPal Holdings *	598,984	39,437,107

Health Care — 5.8%
Amgen	325,347	94,649,949
Biogen *	88,599	10,727,567
Dexcom *	236,576	16,886,795
GE HealthCare Technologies	276,832	19,469,595
Gilead Sciences	754,069	80,338,511

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	49,242	$21,304,551
Intuitive Surgical *	215,999	111,412,284
Regeneron Pharmaceuticals	65,137	39,001,430
Vertex Pharmaceuticals *	155,501	79,227,760
		473,018,442
Industrials — 5.3%
Automatic Data Processing	246,351	74,053,111
Axon Enterprise *	46,386	28,448,534
Cintas	244,331	51,719,986
Copart *	584,929	35,698,217
CSX	1,147,184	32,201,455
Fastenal	347,217	28,114,160
Honeywell International	393,509	82,833,644
Old Dominion Freight Line	128,638	19,717,633
PACCAR	317,817	28,670,272
Paychex	218,067	32,082,017
Verisk Analytics, Cl A	84,896	25,165,721
		438,704,750
Information Technology — 52.9%
Adobe *	263,367	98,757,358
Advanced Micro Devices *	981,149	95,514,855
Analog Devices	300,315	58,537,400
ANSYS *	53,082	17,086,034
Apple	3,697,251	785,665,837
Applied Materials	491,912	74,136,057
AppLovin, Cl A *	187,228	50,422,373
Atlassian, Cl A *	99,296	22,670,270
Autodesk *	130,129	35,687,878
Broadcom	1,907,997	367,232,183
Cadence Design Systems *	166,016	49,429,604
CDW	77,653	12,467,966
Cisco Systems	2,408,883	139,064,816
Cognizant Technology Solutions, Cl A	299,489	22,033,406
Crowdstrike Holdings, Cl A *	141,574	60,716,841
Datadog, Cl A *	192,078	19,622,688
Fortinet *	465,657	48,316,570
GLOBALFOUNDRIES *	334,591	11,734,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	2,621,877	$52,699,728
Intuit	169,327	106,247,613
KLA	80,410	56,503,303
Lam Research	777,332	55,711,384
Marvell Technology	524,005	30,586,172
Microchip Technology	325,720	15,009,178
Micron Technology	674,699	51,918,088
Microsoft	1,829,678	723,198,526
MicroStrategy, Cl A *	143,918	54,704,671
MongoDB, Cl A *	42,789	7,366,982
NVIDIA	6,005,300	654,097,276
ON Semiconductor *	245,306	9,738,648
Palantir Technologies, Cl A *	1,361,773	161,288,394
Palo Alto Networks *	400,904	74,940,985
QUALCOMM	669,737	99,429,155
Roper Technologies	65,063	36,440,485
Synopsys *	93,605	42,965,631
Texas Instruments	551,211	88,221,321
Workday, Cl A *	129,522	31,732,890
Zscaler *	92,888	21,008,479
		4,342,905,151
Materials — 1.6%
Linde PLC	286,311	129,764,734

Real Estate — 0.2%
CoStar Group *	248,327	18,418,414

Utilities — 1.6%
American Electric Power	322,922	34,985,369
Constellation Energy	189,400	42,319,536
Exelon	608,683	28,547,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	347,886	$24,595,540
		130,447,678
TOTAL UNITED STATES		8,631,619,349
TOTAL COMMON STOCK (Cost $6,208,697,054)		8,870,261,950
TOTAL INVESTMENTS — 108.0% (Cost $6,208,697,054)		$8,870,261,950

WRITTEN OPTIONS — (8.1)%
(Premiums Received $(321,074,840))		$(665,333,300)

Percentages are based on Net Assets of $8,210,698,104.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (8.1)%
Call Options
Nasdaq-100	(4,523)	$(8,851,972,346)	$18,200	05/16/25	$(665,333,300)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,853,630,738.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,870,261,950	$—	$—	$8,870,261,950
Total Investments in Securities	$8,870,261,950	$—	$—	$8,870,261,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(665,333,300)	$—	$—	$(665,333,300)
Total Other Financial Instruments	$(665,333,300)	$—	$—	$(665,333,300)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 105.9%
Domestic Equity — 105.9%
Global X Russell 2000 ETF (A)(B)(C)	17,886,455	$1,371,336,618
TOTAL EXCHANGE-TRADED FUND (Cost $1,421,626,746)		1,371,336,618

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(D)	1	—
CinCor Pharma CVR# *(D)	15,984	48,911
Inhibrx CVR# *(D)	15,798	10,269
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(D)	2,421	—
OmniAb CVR# *(D)	2,421	—
TOTAL RIGHTS (Cost $–)		69,337

	Number of Warrants
WARRANT — 0.0%
United States — 0.0%
Pulse Biosciences, Expires 6/29/30 Strike Price $11.00*(D)	1,148	3,456
TOTAL WARRANT (Cost $–)		3,456
TOTAL INVESTMENTS — 105.9% (Cost $1,421,626,746)		$1,371,409,411

WRITTEN OPTIONS — (6.1)%
(Premiums Received $(51,231,197))		$(78,589,690)

Percentages are based on Net Assets of $1,294,834,988.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

A list of exchange-traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (6.1)%
Call Options
Russell 2000 Index	(6,961)	$(1,367,223,932)	$1,865	05/16/25	$(78,589,690)

*	Non-income producing security.
#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,370,102,554.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange-Traded Fund	$1,371,336,618	$—	$—	$1,371,336,618
Rights	—	—	69,337	69,337
Warrant	—	—	3,456	3,456
Total Investments in Securities	$1,371,336,618	$—	$72,793	$1,371,409,411

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(78,589,690)	$—	$—	$(78,589,690)
Total Other Financial Instruments	$(78,589,690)	$—	$—	$(78,589,690)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global X Russell 2000 ETF
$1,424,845,753	$201,109,936	$(91,542,274)	$(163,504,483)	$427,686	$1,371,336,618	$11,775,154	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 103.8%
BRAZIL — 0.8%
Consumer Discretionary — 0.8%
MercadoLibre *	327	$762,188

CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	4,318	455,851

NETHERLANDS — 0.8%
Information Technology — 0.8%
ASML Holding (A)	584	390,159
NXP Semiconductors	1,616	297,845

TOTAL NETHERLANDS		688,004
UNITED KINGDOM — 0.7%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	2,987	271,041

Health Care — 0.3%
AstraZeneca PLC ADR	3,684	264,474

Information Technology — 0.1%
ARM Holdings ADR *	860	98,083

TOTAL UNITED KINGDOM		633,598
UNITED STATES — 101.0%
Communication Services — 16.3%
Alphabet, Cl A (A)	15,271	2,425,035
Alphabet, Cl C (A)	14,393	2,315,690
Charter Communications, Cl A *	904	354,241
Comcast, Cl A (A)	24,327	831,983
Electronic Arts	1,672	242,591
Meta Platforms, Cl A (A)	5,733	3,147,417
Netflix *(A)	2,755	3,117,889
Take-Two Interactive Software *	1,144	266,918
T-Mobile US	7,355	1,816,317
Trade Desk, Cl A *	2,860	153,382

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	15,494	$134,333
		14,805,796
Consumer Discretionary — 12.9%
Airbnb, Cl A *(A)	2,758	336,255
Amazon.com *(A)	27,735	5,114,889
Booking Holdings (A)	211	1,075,948
DoorDash, Cl A *	2,549	491,677
Lululemon Athletica *	745	201,724
Marriott International, Cl A	1,782	425,149
O’Reilly Automotive *	367	519,378
Ross Stores	2,111	293,429
Starbucks	7,332	586,927
Tesla *	9,516	2,685,034
		11,730,410
Consumer Staples — 6.1%
Costco Wholesale (A)	2,859	2,843,276
Keurig Dr Pepper	8,609	297,785
Kraft Heinz	7,702	224,128
Mondelez International, Cl A	8,426	574,064
Monster Beverage *	6,293	378,335
PepsiCo	8,840	1,198,527
		5,516,115
Energy — 0.5%
Baker Hughes, Cl A	6,288	222,595
Diamondback Energy	1,850	244,219
		466,814
Financials — 0.5%
PayPal Holdings *	6,314	415,714

Health Care — 5.5%
Amgen (A)	3,464	1,007,747
Biogen *	927	112,241
Dexcom *	2,473	176,523
GE HealthCare Technologies	2,893	203,465
Gilead Sciences	8,032	855,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	526	$227,574
Intuitive Surgical *	2,300	1,186,340
Regeneron Pharmaceuticals	695	416,138
Vertex Pharmaceuticals *	1,656	843,732
		5,029,489
Industrials — 5.2%
Automatic Data Processing	2,625	789,075
Axon Enterprise *	488	299,290
Cintas	2,606	551,638
Copart *	6,248	381,315
CSX	12,318	345,766
Fastenal	3,713	300,642
Honeywell International (A)	4,192	882,416
Old Dominion Freight Line	1,359	208,308
PACCAR	3,398	306,534
Paychex	2,329	342,642
Verisk Analytics, Cl A	893	264,712
		4,672,338
Information Technology — 50.8%
Adobe *(A)	2,804	1,051,444
Advanced Micro Devices *(A)	10,450	1,017,307
Analog Devices	3,202	624,134
ANSYS *	569	183,150
Apple (A)	39,309	8,353,162
Applied Materials (A)	5,241	789,871
AppLovin, Cl A *	1,998	538,081
Atlassian, Cl A *	1,064	242,922
Autodesk *	1,370	375,722
Broadcom (A)	20,292	3,905,601
Cadence Design Systems *	1,771	527,298
CDW	831	133,425
Cisco Systems (A)	25,637	1,480,024
Cognizant Technology Solutions, Cl A	3,150	231,745
Crowdstrike Holdings, Cl A *	1,510	647,594
Datadog, Cl A *	2,000	204,320
Fortinet *	4,967	515,376
GLOBALFOUNDRIES *	3,489	122,359

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	27,962	$562,036
Intuit	1,802	1,130,701
KLA	853	599,395
Lam Research	8,290	594,144
Marvell Technology	5,603	327,047
Microchip Technology	3,409	157,087
Micron Technology (A)	7,197	553,809
Microsoft (A)	19,453	7,688,993
MicroStrategy, Cl A *	1,536	583,849
MongoDB, Cl A *	456	78,510
NVIDIA (A)	63,851	6,954,651
ON Semiconductor *	2,701	107,230
Palantir Technologies, Cl A *	14,493	1,716,551
Palo Alto Networks *	4,272	798,565
QUALCOMM	7,131	1,058,668
Roper Technologies	684	383,095
Synopsys *	985	452,125
Texas Instruments	5,871	939,654
Workday, Cl A *	1,364	334,180
Zscaler *	976	220,742
		46,184,567
Materials — 1.5%
Linde PLC (A)	3,047	1,380,992

Real Estate — 0.2%
CoStar Group *	2,585	191,729

Utilities — 1.5%
American Electric Power	3,448	373,556
Constellation Energy	1,993	445,316
Exelon	6,507	305,178

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	3,637	$257,136
		1,381,186
TOTAL UNITED STATES		91,775,150
TOTAL COMMON STOCK (Cost $74,967,868)		94,314,791
TOTAL INVESTMENTS — 103.8% (Cost $74,967,868)		$94,314,791

WRITTEN OPTIONS— (3.9)%
(Premiums Received $(1,704,678))		$(3,530,400)

Percentages are based on Net Assets of $90,848,783.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.9)%
Call Options
Nasdaq-100	(24)	$(46,970,448)	$18,200	05/16/25	$(3,530,400)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $52,090,738.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$94,314,791	$—	$—	$94,314,791
Total Investments in Securities	$94,314,791	$—	$—	$94,314,791

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,530,400)	$—	$—	$(3,530,400)
Total Other Financial Instruments	$(3,530,400)	$—	$—	$(3,530,400)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 102.8%
IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A (A)	721	$215,687

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	252	14,379

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	282	51,975

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	336	49,184

UNITED STATES — 102.2%
Communication Services — 9.6%
Alphabet, Cl A (A)	6,646	1,055,385
Alphabet, Cl C (A)	5,391	867,358
AT&T (A)	8,102	224,425
Charter Communications, Cl A *(A)	112	43,888
Comcast, Cl A (A)	4,301	147,094
Electronic Arts (A)	263	38,159
Fox, Cl A (A)	257	12,796
Fox, Cl B (A)	141	6,520
Interpublic Group	461	11,580
Live Nation Entertainment *	173	22,914
Match Group	260	7,712
Meta Platforms, Cl A (A)	2,491	1,367,559
Netflix *	486	550,016
News, Cl A	403	10,929
News, Cl B	203	6,378
Omnicom Group	247	18,812
Paramount Global, Cl B	794	9,322
Take-Two Interactive Software *	182	42,464
TKO Group Holdings, Cl A	64	10,426
T-Mobile US	550	135,823

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	4,788	$210,959
Walt Disney (A)	2,044	185,902
Warner Bros Discovery *	2,467	21,389
		5,007,810
Consumer Discretionary — 10.6%
Airbnb, Cl A *(A)	482	58,765
Amazon.com *(A)	10,733	1,979,380
AutoZone *(A)	18	67,727
Best Buy (A)	244	16,272
Booking Holdings (A)	36	183,574
Caesars Entertainment *(A)	200	5,412
CarMax *(A)	193	12,481
Carnival *(A)	1,149	21,073
Chipotle Mexican Grill, Cl A *(A)	1,534	77,498
Darden Restaurants (A)	131	26,284
Deckers Outdoor *(A)	170	18,841
Domino’s Pizza (A)	43	21,086
DoorDash, Cl A *	378	72,912
DR Horton (A)	327	41,313
eBay (A)	533	36,329
Expedia Group (A)	137	21,499
Ford Motor (A)	4,351	43,554
Garmin (A)	171	31,955
General Motors (A)	1,231	55,690
Genuine Parts (A)	153	17,985
Hasbro (A)	137	8,480
Hilton Worldwide Holdings (A)	271	61,105
Home Depot (A)	1,139	410,598
Las Vegas Sands	381	13,971
Lennar, Cl A	263	28,564
LKQ	272	10,393
Lowe’s	639	142,855
Lululemon Athletica *	140	37,908
Marriott International, Cl A	257	61,315
McDonald’s	809	258,597
MGM Resorts International *	234	7,362
Mohawk Industries *	69	7,338
NIKE, Cl B	1,341	75,632

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Norwegian Cruise Line Holdings *(A)	391	$6,268
NVR *	3	21,377
O’Reilly Automotive *	64	90,573
Pool	47	13,778
PulteGroup	225	23,080
Ralph Lauren, Cl A	48	10,798
Ross Stores	372	51,708
Royal Caribbean Cruises (A)	275	59,100
Starbucks	1,274	101,984
Tapestry	251	17,733
Tesla *(A)	3,192	900,655
TJX	1,270	163,424
Tractor Supply	592	29,967
Ulta Beauty *	50	19,782
Williams-Sonoma	136	21,008
Wynn Resorts	115	9,236
Yum! Brands	313	47,088
		5,521,307
Consumer Staples — 6.4%
Altria Group (A)	1,909	112,917
Archer-Daniels-Midland (A)	529	25,260
Brown-Forman, Cl B (A)	269	9,372
Bunge Global (A)	178	14,012
Campbell Soup (A)	233	8,495
Church & Dwight (A)	268	26,623
Clorox (A)	131	18,641
Coca-Cola (A)	4,435	321,759
Colgate-Palmolive (A)	920	84,815
Conagra Brands (A)	517	12,775
Constellation Brands, Cl A (A)	174	32,632
Costco Wholesale (A)	510	507,195
Dollar General (A)	238	22,298
Dollar Tree *(A)	219	17,908
Estee Lauder, Cl A	253	15,170
General Mills (A)	617	35,009
Hershey (A)	164	27,419
Hormel Foods (A)	408	12,199
J M Smucker	116	13,487

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellanova	334	$27,645
Kenvue	2,140	50,504
Keurig Dr Pepper	1,428	49,395
Kimberly-Clark	373	49,154
Kraft Heinz	977	28,431
Kroger	744	53,724
Lamb Weston Holdings	152	8,027
McCormick	274	21,005
Molson Coors Beverage, Cl B	213	12,254
Mondelez International, Cl A	1,499	102,127
Monster Beverage *	780	46,894
PepsiCo	1,578	213,945
Philip Morris International	1,784	305,706
Procter & Gamble	2,678	435,362
Sysco	549	39,199
Target	519	50,187
Tyson Foods, Cl A	361	22,108
Walgreens Boots Alliance	738	8,096
Walmart	4,960	482,360
		3,324,109
Energy — 3.3%
APA (A)	440	6,838
Baker Hughes, Cl A (A)	1,106	39,152
Chesapeake Energy	226	23,481
Chevron (A)	1,886	256,609
ConocoPhillips (A)	1,456	129,759
Coterra Energy (A)	805	19,771
Devon Energy (A)	669	20,344
Diamondback Energy (A)	207	27,326
EOG Resources (A)	630	69,508
EQT (A)	658	32,532
Exxon Mobil (A)	4,954	523,291
Halliburton (A)	969	19,206
Hess (A)	310	40,005
Kinder Morgan	2,164	56,913
Marathon Petroleum	360	49,468
Occidental Petroleum	752	29,636
ONEOK	701	57,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	460	$47,868
Schlumberger (A)	1,581	52,568
Targa Resources	242	41,358
Texas Pacific Land	21	27,066
Valero Energy	354	41,096
Williams	1,368	80,124
		1,691,513
Financials — 14.9%
Aflac (A)	561	60,970
Allstate (A)	293	58,128
American Express (A)	627	167,039
American International Group (A)	693	56,493
Ameriprise Financial (A)	111	52,283
Aon PLC, Cl A (A)	242	85,859
Apollo Global Management	540	73,699
Arch Capital Group (A)	416	37,723
Arthur J Gallagher (A)	286	91,717
Assurant (A)	65	12,528
Bank of America (A)	7,542	300,775
Bank of New York Mellon (A)	814	65,454
Berkshire Hathaway, Cl B *(A)	2,086	1,112,360
BlackRock Funding	165	150,853
Blackstone (A)	813	107,080
Brown & Brown (A)	289	31,963
Capital One Financial (A)	427	76,971
Cboe Global Markets (A)	133	29,499
Charles Schwab	1,930	157,102
Chubb (A)	421	120,440
Cincinnati Financial (A)	173	24,083
Citigroup (A)	2,135	145,991
Citizens Financial Group (A)	480	17,707
CME Group, Cl A (A)	405	112,217
Corpay *(A)	75	24,403
Discover Financial Services (A)	278	50,782
Erie Indemnity, Cl A	29	10,400
Everest Group (A)	53	19,018
FactSet Research Systems (A)	45	19,450
Fidelity National Information Services (A)	601	47,407

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp (A)	744	$26,739
Fiserv *(A)	640	118,125
Franklin Resources (A)	406	7,617
Global Payments (A)	279	21,291
Globe Life (A)	109	13,444
Goldman Sachs Group (A)	353	193,285
Hartford Financial Services Group (A)	324	39,745
Huntington Bancshares (A)	1,601	23,263
Intercontinental Exchange	644	108,173
Invesco (A)	667	9,291
Jack Henry & Associates (A)	76	13,181
JPMorgan Chase (A)	3,190	780,338
KeyCorp	1,226	18,194
KKR	761	86,959
Loews	196	17,019
M&T Bank	185	31,406
MarketAxess Holdings	43	9,528
Marsh & McLennan	554	124,910
Mastercard, Cl A	933	511,340
MetLife	649	48,915
Moody’s	176	79,749
Morgan Stanley	1,400	161,588
MSCI, Cl A	96	52,331
Nasdaq	458	34,904
Northern Trust	217	20,394
PayPal Holdings *	1,130	74,399
PNC Financial Services Group	444	71,346
Principal Financial Group	228	16,906
Progressive	659	185,667
Prudential Financial	397	40,776
Raymond James Financial	203	27,819
Regions Financial	999	20,390
S&P Global	365	182,518
State Street	327	28,809
Synchrony Financial	429	22,287
T Rowe Price Group	271	23,997
Travelers	253	66,825
Truist Financial	1,485	56,935
US Bancorp	1,754	70,756

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Visa, Cl A	1,968	$679,944
W R Berkley (A)	329	23,586
Wells Fargo	3,712	263,589
Willis Towers Watson PLC (A)	124	38,167
		7,766,839
Health Care — 11.1%
Abbott Laboratories (A)	1,991	260,323
AbbVie (A)	2,021	394,297
Agilent Technologies (A)	323	34,755
Align Technology *(A)	88	15,250
Amgen (A)	606	176,298
Baxter International (A)	555	17,299
Becton Dickinson (A)	327	67,718
Biogen *(A)	161	19,494
Bio-Techne (A)	143	7,200
Boston Scientific *(A)	1,660	170,764
Bristol-Myers Squibb (A)	2,283	114,607
Cardinal Health (A)	266	37,583
Cencora (A)	196	57,363
Centene *(A)	561	33,576
Charles River Laboratories International *(A)	59	6,999
Cigna Group (A)	322	109,493
Cooper *(A)	217	17,722
CVS Health (A)	1,409	93,994
Danaher (A)	743	148,102
DaVita *(A)	45	6,370
Dexcom *(A)	432	30,836
Edwards Lifesciences *(A)	657	49,597
Elevance Health (A)	259	108,930
Eli Lilly (A)	895	804,560
GE HealthCare Technologies (A)	511	35,939
Gilead Sciences (A)	1,404	149,582
HCA Healthcare (A)	204	70,396
Henry Schein *	133	8,641
Hologic *(A)	298	17,344
Humana (A)	136	35,665
IDEXX Laboratories *	100	43,265
Incyte *	203	12,720

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *	83	$20,940
Intuitive Surgical *	402	207,352
IQVIA Holdings *	192	29,774
Johnson & Johnson	2,725	425,945
Labcorp Holdings	101	24,342
McKesson	143	101,929
Medtronic PLC (A)	1,443	122,309
Merck	2,857	243,416
Mettler-Toledo International *	23	24,623
Moderna *	441	12,586
Molina Healthcare *	60	19,621
Pfizer	6,394	156,078
Quest Diagnostics	115	20,495
Regeneron Pharmaceuticals	121	72,450
ResMed	164	38,801
Revvity	154	14,388
Solventum *	195	12,893
STERIS PLC (A)	111	24,946
Stryker	387	144,707
Thermo Fisher Scientific	431	184,899
UnitedHealth Group (A)	1,050	432,012
Universal Health Services, Cl B	70	12,395
Vertex Pharmaceuticals *	287	146,227
Viatris	1,296	10,912
Waters *	63	21,907
West Pharmaceutical Services	87	18,382
Zimmer Biomet Holdings	218	22,465
Zoetis, Cl A	510	79,764
		5,803,240
Industrials — 8.8%
3M	611	84,874
A O Smith	146	9,908
Allegion PLC (A)	104	14,477
AMETEK (A)	256	43,413
Automatic Data Processing (A)	457	137,374
Axon Enterprise *(A)	89	54,584
Boeing *(A)	842	154,288
Broadridge Financial Solutions (A)	131	31,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Builders FirstSource *(A)	128	$15,313
Carrier Global (A)	937	58,600
Caterpillar (A)	554	171,336
CH Robinson Worldwide (A)	129	11,509
Cintas (A)	385	81,497
Copart *(A)	981	59,870
CSX (A)	2,163	60,715
Cummins (A)	155	45,545
Dayforce *(A)	170	9,838
Deere (A)	284	131,651
Delta Air Lines (A)	717	29,849
Dover (A)	153	26,109
Eaton PLC (A)	444	130,700
Emerson Electric (A)	639	67,165
Equifax (A)	139	36,158
Expeditors International of Washington (A)	153	16,816
Fastenal (A)	638	51,659
FedEx (A)	250	52,583
Fortive (A)	384	26,761
GE Vernova (A)	314	116,437
Generac Holdings *(A)	61	6,977
General Dynamics (A)	295	80,275
General Electric (A)	1,221	246,080
Honeywell International (A)	754	158,717
Howmet Aerospace (A)	452	62,638
Hubbell, Cl B (A)	57	20,701
Huntington Ingalls Industries	45	10,365
IDEX	87	15,135
Illinois Tool Works (A)	320	76,771
Ingersoll Rand	447	33,717
Jacobs Solutions	137	16,961
JB Hunt Transport Services (A)	96	12,536
Johnson Controls International (A)	749	62,841
L3Harris Technologies	211	46,424
Leidos Holdings	148	21,783
Lennox International	34	18,590
Lockheed Martin	236	112,749
Masco	233	14,122
Nordson	64	12,132

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	252	$56,461
Northrop Grumman	161	78,327
Old Dominion Freight Line	209	32,036
Otis Worldwide	443	42,648
PACCAR	587	52,953
Parker-Hannifin	147	88,944
Paychex	359	52,816
Paycom Software	58	13,131
Pentair PLC (A)	209	18,963
Quanta Services	166	48,587
Republic Services, Cl A	226	56,670
Rockwell Automation	142	35,171
Rollins	305	17,425
RTX	1,505	189,826
Snap-On	56	17,573
Southwest Airlines	656	18,342
Stanley Black & Decker	167	10,023
Textron	201	14,144
Trane Technologies PLC (A)	251	96,211
TransDigm Group	62	87,610
Uber Technologies *	2,375	192,399
Union Pacific	681	146,864
United Airlines Holdings *	366	25,188
United Parcel Service, Cl B	822	78,337
United Rentals	72	45,464
Veralto	271	25,989
Verisk Analytics, Cl A	159	47,132
Waste Management	410	95,678
Westinghouse Air Brake Technologies	191	35,285
WW Grainger (A)	49	50,191
Xylem	267	32,192
		4,562,877
Information Technology — 30.6%
Adobe *(A)	494	185,240
Advanced Micro Devices *(A)	1,832	178,345
Akamai Technologies *(A)	164	13,215
Amphenol, Cl A (A)	1,357	104,421
Analog Devices (A)	560	109,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *(A)	106	$34,119
Apple (A)	17,087	3,630,987
Applied Materials (A)	912	137,448
Arista Networks *	1,165	95,845
Autodesk *(A)	240	65,820
Broadcom (A)	5,346	1,028,945
Cadence Design Systems *(A)	312	92,895
CDW (A)	148	23,763
Cisco Systems (A)	4,508	260,247
Cognizant Technology Solutions, Cl A (A)	554	40,758
Corning (A)	856	37,989
Crowdstrike Holdings, Cl A *(A)	275	117,939
Dell Technologies, Cl C	343	31,474
Enphase Energy *(A)	181	8,071
EPAM Systems *(A)	65	10,199
F5 *(A)	68	18,002
Fair Isaac *(A)	27	53,721
First Solar *(A)	120	15,098
Fortinet *(A)	716	74,292
Gartner *(A)	95	40,003
Gen Digital	682	17,643
GoDaddy, Cl A *(A)	157	29,568
Hewlett Packard Enterprise (A)	1,436	23,292
HP (A)	1,068	27,309
Intel (A)	4,849	97,465
International Business Machines	1,043	252,218
Intuit	318	199,535
Jabil	125	18,320
Juniper Networks	357	12,966
Keysight Technologies *	192	27,917
KLA	152	106,809
Lam Research	1,446	103,635
Microchip Technology	596	27,464
Micron Technology	1,247	95,957
Microsoft (A)	8,456	3,342,319
Monolithic Power Systems	54	32,027
Motorola Solutions	188	82,793
NetApp	225	20,194
NVIDIA (A)	27,857	3,034,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	469	$18,619
Oracle	1,862	262,021
Palantir Technologies, Cl A *	2,316	274,307
Palo Alto Networks *	769	143,749
PTC *	134	20,766
QUALCOMM	1,253	186,020
Roper Technologies	123	68,890
Salesforce	1,079	289,938
Seagate Technology Holdings (A)	257	23,395
ServiceNow *	232	221,562
Skyworks Solutions	203	13,049
Super Micro Computer *	586	18,670
Synopsys *	173	79,409
Teledyne Technologies *	50	23,301
Teradyne	203	15,065
Texas Instruments	1,029	164,691
Trimble *	264	16,405
Tyler Technologies *	46	24,992
VeriSign *	98	27,648
Western Digital *	417	18,290
Workday, Cl A *	237	58,065
Zebra Technologies, Cl A *	55	13,768
		15,942,226
Materials — 2.0%
Air Products & Chemicals (A)	248	67,230
Albemarle (A)	127	7,436
Amcor PLC (A)	1,561	14,361
Avery Dennison (A)	93	15,913
Ball (A)	327	16,985
CF Industries Holdings (A)	168	13,166
Corteva (A)	767	47,546
Dow (A)	776	23,738
DuPont de Nemours (A)	462	30,487
Eastman Chemical (A)	129	9,933
Ecolab (A)	280	70,401
Freeport-McMoRan (A)	1,609	57,972
International Flavors & Fragrances	315	24,715
International Paper	561	25,627

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC (A)	539	$244,291
LyondellBasell Industries, Cl A (A)	282	16,415
Martin Marietta Materials	66	34,583
Mosaic	452	13,741
Newmont	1,268	66,798
Nucor	258	30,798
Packaging Corp of America	112	20,788
PPG Industries	255	27,759
Sherwin-Williams	259	91,406
Smurfit WestRock (A)	548	23,027
Steel Dynamics	155	20,105
Vulcan Materials	148	38,825
		1,054,046
Real Estate — 2.3%
Alexandria Real Estate Equities ‡(A)	170	12,352
American Tower ‡(A)	528	119,016
AvalonBay Communities ‡(A)	159	33,387
BXP ‡(A)	156	9,942
Camden Property Trust ‡(A)	109	12,404
CBRE Group, Cl A *(A)	337	41,175
CoStar Group *(A)	453	33,599
Crown Castle ‡(A)	482	50,976
Digital Realty Trust ‡(A)	351	56,350
Equinix ‡(A)	113	97,265
Equity Residential ‡(A)	377	26,488
Essex Property Trust ‡(A)	68	18,982
Extra Space Storage ‡(A)	234	34,286
Federal Realty Investment Trust ‡(A)	75	7,052
Healthpeak Properties ‡(A)	757	13,505
Host Hotels & Resorts ‡(A)	842	11,889
Invitation Homes ‡	622	21,266
Iron Mountain ‡	328	29,412
Kimco Realty ‡	734	14,665
Mid-America Apartment Communities ‡	122	19,477
ProLogis ‡	1,041	106,390
Public Storage ‡	177	53,176
Realty Income ‡	978	56,587
Regency Centers ‡	205	14,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	121	$29,451
Simon Property Group ‡	345	54,296
UDR ‡	378	15,831
Ventas ‡	461	32,307
VICI Properties, Cl A ‡	1,170	37,463
Welltower ‡	706	107,729
Weyerhaeuser ‡	797	20,650
		1,192,165
Utilities — 2.6%
AES (A)	877	8,770
Alliant Energy (A)	323	19,716
Ameren (A)	300	29,772
American Electric Power (A)	596	64,571
American Water Works (A)	214	31,460
Atmos Energy (A)	171	27,468
CenterPoint Energy (A)	718	27,844
CMS Energy (A)	375	27,619
Consolidated Edison (A)	385	43,409
Constellation Energy (A)	353	78,874
Dominion Energy (A)	940	51,117
DTE Energy (A)	228	31,236
Duke Energy (A)	866	105,669
Edison International (A)	429	22,956
Entergy (A)	474	39,423
Evergy (A)	247	17,068
Eversource Energy (A)	447	26,588
Exelon (A)	1,121	52,575
FirstEnergy (A)	641	27,486
NextEra Energy	2,357	157,636
NiSource	512	20,024
NRG Energy	221	24,217
PG&E	2,439	40,292
Pinnacle West Capital	134	12,754
PPL	813	29,675
Public Service Enterprise Group	557	44,521
Sempra	712	52,880
Southern	1,232	113,208
Vistra	381	49,389

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	352	$38,551
Xcel Energy	639	45,177
		1,361,945
TOTAL UNITED STATES		53,228,077
TOTAL COMMON STOCK (Cost $48,865,395)		53,559,302
TOTAL INVESTMENTS — 102.8% (Cost $48,865,395)		$53,559,302

WRITTEN OPTIONS— (3.0)%
(Premiums Received $(879,616))		$(1,568,160)

Percentages are based on Net Assets of $52,083,276.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.0)%
Call Options
S&P 500 Index	(48)	$(26,731,488)	$5,270	05/16/25	$(1,568,160)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $30,280,397.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$53,559,302	$—	$—	$53,559,302
Total Investments in Securities	$53,559,302	$—	$—	$53,559,302

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,568,160)	$—	$—	$(1,568,160)
Total Other Financial Instruments	$(1,568,160)	$—	$—	$(1,568,160)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 107.9%
BRAZIL — 0.9%
Consumer Discretionary — 0.9%
MercadoLibre *	71	$165,490

CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	950	100,292

NETHERLANDS — 0.8%
Information Technology — 0.8%
ASML Holding	129	86,183
NXP Semiconductors	346	63,771

TOTAL NETHERLANDS		149,954
UNITED KINGDOM — 0.7%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	627	56,894

Health Care — 0.3%
AstraZeneca PLC ADR	837	60,088

Information Technology — 0.1%
ARM Holdings ADR *	164	18,704

TOTAL UNITED KINGDOM		135,686
UNITED STATES — 105.0%
Communication Services — 17.0%
Alphabet, Cl A	3,326	528,169
Alphabet, Cl C	3,137	504,712
Charter Communications, Cl A *	195	76,413
Comcast, Cl A	5,319	181,910
Electronic Arts	356	51,652
Meta Platforms, Cl A	1,246	684,054
Netflix *	600	679,032
Take-Two Interactive Software *	241	56,230
T-Mobile US	1,601	395,367
Trade Desk, Cl A *	616	33,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	3,344	$28,992
		3,219,567
Consumer Discretionary — 13.4%
Airbnb, Cl A *	609	74,249
Amazon.com *	6,033	1,112,606
Booking Holdings	46	234,567
DoorDash, Cl A *	540	104,161
Lululemon Athletica *	157	42,511
Marriott International, Cl A	375	89,468
O’Reilly Automotive *	80	113,216
Ross Stores	451	62,689
Starbucks	1,609	128,800
Tesla *	2,070	584,071
		2,546,338
Consumer Staples — 6.3%
Costco Wholesale	623	619,574
Keurig Dr Pepper	1,853	64,095
Kraft Heinz	1,631	47,462
Mondelez International, Cl A	1,833	124,882
Monster Beverage *	1,323	79,539
PepsiCo	1,930	261,669
		1,197,221
Energy — 0.5%
Baker Hughes, Cl A	1,345	47,613
Diamondback Energy	393	51,880
		99,493
Financials — 0.5%
PayPal Holdings *	1,344	88,489

Health Care — 5.8%
Amgen	758	220,517
Biogen *	201	24,337
Dexcom *	536	38,260
GE HealthCare Technologies	623	43,816
Gilead Sciences	1,756	187,084

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	111	$48,024
Intuitive Surgical *	503	259,448
Regeneron Pharmaceuticals	154	92,209
Vertex Pharmaceuticals *	362	184,439
		1,098,134
Industrials — 5.3%
Automatic Data Processing	574	172,544
Axon Enterprise *	105	64,397
Cintas	552	116,847
Copart *	1,317	80,377
CSX	2,586	72,589
Fastenal	784	63,480
Honeywell International	916	192,818
Old Dominion Freight Line	284	43,532
PACCAR	716	64,590
Paychex	490	72,089
Verisk Analytics, Cl A	193	57,211
		1,000,474
Information Technology — 52.9%
Adobe *	613	229,863
Advanced Micro Devices *	2,285	222,445
Analog Devices	696	135,664
ANSYS *	120	38,626
Apple	8,548	1,816,450
Applied Materials	1,146	172,714
AppLovin, Cl A *	435	117,150
Atlassian, Cl A *	224	51,141
Autodesk *	305	83,646
Broadcom	4,417	850,140
Cadence Design Systems *	373	111,057
CDW	183	29,382
Cisco Systems	5,592	322,826
Cognizant Technology Solutions, Cl A	676	49,733
Crowdstrike Holdings, Cl A *	321	137,667
Datadog, Cl A *	435	44,440
Fortinet *	1,050	108,948
GLOBALFOUNDRIES *	748	26,232

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	6,080	$122,208
Intuit	395	247,851
KLA	184	129,295
Lam Research	1,752	125,566
Marvell Technology	1,181	68,935
Microchip Technology	733	33,777
Micron Technology	1,521	117,041
Microsoft	4,229	1,671,555
MicroStrategy, Cl A *	326	123,916
MongoDB, Cl A *	103	17,733
NVIDIA	13,882	1,512,027
ON Semiconductor *	576	22,867
Palantir Technologies, Cl A *	3,160	374,270
Palo Alto Networks *	935	174,780
QUALCOMM	1,558	231,301
Roper Technologies	154	86,252
Synopsys *	212	97,310
Texas Instruments	1,283	205,344
Workday, Cl A *	301	73,745
Zscaler *	210	47,496
		10,031,393
Materials — 1.6%
Linde PLC	663	300,491

Real Estate — 0.2%
CoStar Group *	561	41,609

Utilities — 1.5%
American Electric Power	750	81,255
Constellation Energy	429	95,856
Exelon	1,373	64,394
Xcel Energy	786	55,570
		297,075
TOTAL UNITED STATES		19,920,284
TOTAL COMMON STOCK (Cost $17,375,584)		20,471,706

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.2% (Cost $316,038)	$37,721
TOTAL INVESTMENTS — 108.1% (Cost $17,691,622)	$20,509,427

WRITTEN OPTIONS— (8.2)%
(Premiums Received $(756,208))	$(1,553,895)

Percentages are based on Net Assets of $18,972,802.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100	10	$19,571,020	$17,275	05/16/25	$35,950
Nasdaq-100 Micro Index	46	900,266	173	05/16/25	1,771

Total Purchased Options		$20,471,286			$37,721

WRITTEN OPTIONS — (8.2)%
Call Options
Nasdaq-100	(10)	$(19,571,020)	$18,175	05/16/25	$(1,492,050)
Nasdaq-100 Micro Index	(42)	(821,982)	182	05/16/25	(61,845)

Total Written Options		$(20,393,002)			$(1,553,895)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $20,419,658.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,471,706	$—	$—	$20,471,706
Purchased Options	37,721	—	—	37,721
Total Investments in Securities	$20,509,427	$—	$—	$20,509,427

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,553,895)	$—	$—	$(1,553,895)
Total Other Financial Instruments	$(1,553,895)	$—	$—	$(1,553,895)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 105.9%
IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	647	$193,550

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	208	11,869

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	250	46,078

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	301	44,060

UNITED STATES — 105.3%
Communication Services — 9.9%
Alphabet, Cl A	6,028	957,246
Alphabet, Cl C	4,886	786,109
AT&T	7,425	205,672
Charter Communications, Cl A *	100	39,186
Comcast, Cl A	3,885	132,867
Electronic Arts	235	34,096
Fox, Cl A	242	12,049
Fox, Cl B	160	7,398
Interpublic Group	361	9,068
Live Nation Entertainment *	150	19,868
Match Group	268	7,949
Meta Platforms, Cl A	2,263	1,242,387
Netflix *	442	500,220
News, Cl A	374	10,143
News, Cl B	62	1,948
Omnicom Group	176	13,404
Paramount Global, Cl B	636	7,467
Take-Two Interactive Software *	159	37,098
TKO Group Holdings, Cl A	82	13,359
T-Mobile US	490	121,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	4,355	$191,881
Walt Disney	1,851	168,348
Warner Bros Discovery *	2,313	20,054
		4,538,823
Consumer Discretionary — 11.0%
Airbnb, Cl A *	432	52,669
Amazon.com *	9,746	1,797,357
AutoZone *	17	63,964
Best Buy	219	14,605
Booking Holdings	34	173,375
Caesars Entertainment *	230	6,224
CarMax *	140	9,054
Carnival *	999	18,322
Chipotle Mexican Grill, Cl A *	1,420	71,738
Darden Restaurants	122	24,478
Deckers Outdoor *	146	16,181
Domino’s Pizza	39	19,124
DoorDash, Cl A *	352	67,897
DR Horton	296	37,397
eBay	464	31,626
Expedia Group	133	20,872
Ford Motor	4,061	40,651
Garmin	168	31,394
General Motors	1,076	48,678
Genuine Parts	143	16,810
Hasbro	162	10,028
Hilton Worldwide Holdings	243	54,792
Home Depot	1,027	370,223
Las Vegas Sands	331	12,138
Lennar, Cl A	253	27,478
LKQ	270	10,317
Lowe’s	584	130,559
Lululemon Athletica *	117	31,680
Marriott International, Cl A	234	55,828
McDonald’s	741	236,861
MGM Resorts International *	258	8,117
Mohawk Industries *	65	6,913
NIKE, Cl B	1,179	66,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Norwegian Cruise Line Holdings *	459	$7,358
NVR *	3	21,377
O’Reilly Automotive *	58	82,081
Pool	40	11,726
PulteGroup	209	21,439
Ralph Lauren, Cl A	45	10,123
Ross Stores	343	47,677
Royal Caribbean Cruises	257	55,232
Starbucks	1,176	94,139
Tapestry	241	17,027
Tesla *	2,892	816,007
TJX	1,163	149,655
Tractor Supply	557	28,195
Ulta Beauty *	49	19,386
Williams-Sonoma	134	20,699
Wynn Resorts	107	8,593
Yum! Brands	290	43,628
		5,038,187
Consumer Staples — 6.5%
Altria Group	1,755	103,808
Archer-Daniels-Midland	507	24,209
Brown-Forman, Cl B	203	7,072
Bunge Global	139	10,942
Campbell Soup	217	7,912
Church & Dwight	274	27,219
Clorox	123	17,503
Coca-Cola	4,003	290,418
Colgate-Palmolive	841	77,532
Conagra Brands	500	12,355
Constellation Brands, Cl A	151	28,319
Costco Wholesale	459	456,475
Dollar General	247	23,141
Dollar Tree *	192	15,700
Estee Lauder, Cl A	254	15,230
General Mills	563	31,945
Hershey	144	24,075
Hormel Foods	286	8,551
J M Smucker	114	13,255

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellanova	269	$22,265
Kenvue	1,956	46,162
Keurig Dr Pepper	1,240	42,892
Kimberly-Clark	344	45,332
Kraft Heinz	909	26,452
Kroger	664	47,947
Lamb Weston Holdings	186	9,823
McCormick	261	20,008
Molson Coors Beverage, Cl B	206	11,851
Mondelez International, Cl A	1,340	91,294
Monster Beverage *	727	43,707
PepsiCo	1,419	192,388
Philip Morris International	1,608	275,547
Procter & Gamble	2,424	394,070
Sysco	509	36,343
Target	476	46,029
Tyson Foods, Cl A	286	17,515
Walgreens Boots Alliance	741	8,129
Walmart	4,484	436,069
		3,009,484
Energy — 3.4%
APA	344	5,346
Baker Hughes, Cl A	1,063	37,630
Chesapeake Energy	240	24,936
Chevron	1,728	235,112
ConocoPhillips	1,321	117,727
Coterra Energy	749	18,395
Devon Energy	658	20,010
Diamondback Energy	197	26,006
EOG Resources	587	64,764
EQT	621	30,702
Exxon Mobil	4,500	475,335
Halliburton	897	17,779
Hess	295	38,070
Kinder Morgan	1,977	51,995
Marathon Petroleum	318	43,696
Occidental Petroleum	704	27,745
ONEOK	644	52,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	429	$44,642
Schlumberger	1,454	48,345
Targa Resources	219	37,427
Texas Pacific Land	19	24,488
Valero Energy	317	36,801
Williams	1,263	73,974
		1,553,836
Financials — 15.3%
Aflac	510	55,427
Allstate	264	52,375
American Express	568	151,321
American International Group	607	49,483
Ameriprise Financial	97	45,689
Aon PLC, Cl A	227	80,537
Apollo Global Management	446	60,870
Arch Capital Group	401	36,363
Arthur J Gallagher	265	84,983
Assurant	56	10,793
Bank of America	6,847	273,058
Bank of New York Mellon	728	58,538
Berkshire Hathaway, Cl B *	1,894	1,009,976
BlackRock Funding	151	138,053
Blackstone	759	99,968
Brown & Brown	243	26,876
Capital One Financial	393	70,842
Cboe Global Markets	104	23,067
Charles Schwab	1,759	143,183
Chubb	379	108,424
Cincinnati Financial	169	23,526
Citigroup	1,928	131,837
Citizens Financial Group	442	16,305
CME Group, Cl A	368	101,965
Corpay *	74	24,077
Discover Financial Services	261	47,677
Erie Indemnity, Cl A	27	9,683
Everest Group	44	15,789
FactSet Research Systems	43	18,585
Fidelity National Information Services	571	45,040

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	653	$23,469
Fiserv *	589	108,712
Franklin Resources	291	5,459
Global Payments	241	18,391
Globe Life	89	10,977
Goldman Sachs Group	323	176,859
Hartford Financial Services Group	299	36,678
Huntington Bancshares	1,514	21,998
Intercontinental Exchange	592	99,438
Invesco	473	6,589
Jack Henry & Associates	77	13,354
JPMorgan Chase	2,890	706,952
KeyCorp	991	14,706
KKR	700	79,989
Loews	197	17,106
M&T Bank	180	30,557
MarketAxess Holdings	43	9,528
Marsh & McLennan	508	114,539
Mastercard, Cl A	842	461,467
MetLife	601	45,297
Moody’s	156	70,687
Morgan Stanley	1,281	147,853
MSCI, Cl A	79	43,064
Nasdaq	436	33,228
Northern Trust	194	18,232
PayPal Holdings *	988	65,050
PNC Financial Services Group	411	66,044
Principal Financial Group	191	14,163
Progressive	606	170,734
Prudential Financial	368	37,797
Raymond James Financial	191	26,175
Regions Financial	920	18,777
S&P Global	326	163,016
State Street	289	25,461
Synchrony Financial	381	19,793
T Rowe Price Group	222	19,658
Travelers	235	62,071
Truist Financial	1,366	52,372
US Bancorp	1,618	65,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Visa, Cl A	1,781	$615,336
W R Berkley	286	20,503
Wells Fargo	3,402	241,576
Willis Towers Watson PLC	101	31,088
		7,044,323
Health Care — 11.5%
Abbott Laboratories	1,775	232,081
AbbVie	1,825	356,057
Agilent Technologies	274	29,482
Align Technology *	83	14,384
Amgen	550	160,006
Baxter International	526	16,395
Becton Dickinson	290	60,056
Biogen *	163	19,736
Bio-Techne	192	9,667
Boston Scientific *	1,518	156,157
Bristol-Myers Squibb	2,094	105,119
Cardinal Health	239	33,768
Cencora	186	54,437
Centene *	547	32,738
Charles River Laboratories International *	57	6,761
Cigna Group	278	94,531
Cooper *	213	17,396
CVS Health	1,306	87,123
Danaher	666	132,754
DaVita *	54	7,644
Dexcom *	385	27,481
Edwards Lifesciences *	601	45,369
Elevance Health	240	100,939
Eli Lilly	814	731,745
GE HealthCare Technologies	457	32,141
Gilead Sciences	1,285	136,904
HCA Healthcare	196	67,636
Henry Schein *	113	7,342
Hologic *	250	14,550
Humana	125	32,780
IDEXX Laboratories *	85	36,775
Incyte *	189	11,843

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *	73	$18,417
Intuitive Surgical *	369	190,330
IQVIA Holdings *	167	25,897
Johnson & Johnson	2,489	389,056
Labcorp Holdings	87	20,968
McKesson	127	90,524
Medtronic PLC	1,328	112,561
Merck	2,584	220,157
Mettler-Toledo International *	22	23,553
Moderna *	339	9,675
Molina Healthcare *	58	18,967
Pfizer	5,865	143,165
Quest Diagnostics	113	20,139
Regeneron Pharmaceuticals	105	62,870
ResMed	145	34,306
Revvity	104	9,717
Solventum *	136	8,992
STERIS PLC	103	23,148
Stryker	355	132,742
Thermo Fisher Scientific	396	169,884
UnitedHealth Group	951	391,279
Universal Health Services, Cl B	64	11,332
Vertex Pharmaceuticals *	266	135,527
Viatris	1,247	10,500
Waters *	62	21,559
West Pharmaceutical Services	76	16,058
Zimmer Biomet Holdings	206	21,228
Zoetis, Cl A	449	70,224
		5,274,572
Industrials — 9.0%
3M	563	78,206
A O Smith	89	6,040
Allegion PLC	104	14,477
AMETEK	244	41,377
Automatic Data Processing	424	127,454
Axon Enterprise *	74	45,384
Boeing *	773	141,645
Broadridge Financial Solutions	123	29,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Builders FirstSource *	116	$13,877
Carrier Global	844	52,784
Caterpillar	492	152,161
CH Robinson Worldwide	125	11,152
Cintas	356	75,358
Copart *	886	54,073
CSX	2,001	56,168
Cummins	139	40,844
Dayforce *	187	10,822
Deere	260	120,526
Delta Air Lines	620	25,811
Dover	135	23,038
Eaton PLC	409	120,397
Emerson Electric	563	59,177
Equifax	130	33,817
Expeditors International of Washington	132	14,508
Fastenal	577	46,720
FedEx	228	47,955
Fortive	329	22,928
GE Vernova	286	106,055
Generac Holdings *	67	7,663
General Dynamics	254	69,118
General Electric	1,110	223,709
Honeywell International	676	142,298
Howmet Aerospace	420	58,204
Hubbell, Cl B	59	21,428
Huntington Ingalls Industries	46	10,596
IDEX	77	13,396
Illinois Tool Works	277	66,455
Ingersoll Rand	419	31,605
Jacobs Solutions	107	13,247
JB Hunt Transport Services	83	10,838
Johnson Controls International	674	56,549
L3Harris Technologies	199	43,784
Leidos Holdings	140	20,605
Lennox International	32	17,496
Lockheed Martin	220	105,105
Masco	236	14,304
Nordson	58	10,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	235	$52,652
Northrop Grumman	139	67,623
Old Dominion Freight Line	180	27,590
Otis Worldwide	413	39,759
PACCAR	544	49,074
Parker-Hannifin	141	85,313
Paychex	333	48,991
Paycom Software	54	12,225
Pentair PLC	186	16,876
Quanta Services	147	43,025
Republic Services, Cl A	209	52,407
Rockwell Automation	118	29,226
Rollins	289	16,511
RTX	1,378	173,807
Snap-On	55	17,260
Southwest Airlines	592	16,552
Stanley Black & Decker	141	8,463
Textron	206	14,496
Trane Technologies PLC	230	88,161
TransDigm Group	58	81,958
Uber Technologies *	2,161	175,063
Union Pacific	625	134,787
United Airlines Holdings *	325	22,366
United Parcel Service, Cl B	732	69,760
United Rentals	67	42,307
Veralto	242	23,208
Verisk Analytics, Cl A	141	41,797
Waste Management	378	88,210
Westinghouse Air Brake Technologies	166	30,667
WW Grainger	45	46,094
Xylem	253	30,504
		4,156,696
Information Technology — 31.5%
Adobe *	444	166,491
Advanced Micro Devices *	1,656	161,212
Akamai Technologies *	150	12,087
Amphenol, Cl A	1,255	96,572
Analog Devices	514	100,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *	92	$29,613
Apple	15,522	3,298,425
Applied Materials	841	126,747
Arista Networks *	1,075	88,440
Autodesk *	229	62,803
Broadcom	4,844	932,325
Cadence Design Systems *	286	85,154
CDW	131	21,033
Cisco Systems	4,119	237,790
Cognizant Technology Solutions, Cl A	536	39,434
Corning	741	32,886
Crowdstrike Holdings, Cl A *	257	110,220
Dell Technologies, Cl C	325	29,822
Enphase Energy *	161	7,179
EPAM Systems *	59	9,258
F5 *	65	17,208
Fair Isaac *	25	49,742
First Solar *	107	13,463
Fortinet *	663	68,793
Gartner *	78	32,844
Gen Digital	524	13,556
GoDaddy, Cl A *	137	25,801
Hewlett Packard Enterprise	1,338	21,702
HP	937	23,959
Intel	4,482	90,088
International Business Machines	950	229,729
Intuit	286	179,456
Jabil	115	16,854
Juniper Networks	314	11,405
Keysight Technologies *	184	26,754
KLA	138	96,971
Lam Research	1,330	95,321
Microchip Technology	548	25,252
Micron Technology	1,154	88,800
Microsoft	7,681	3,035,992
Monolithic Power Systems	50	29,655
Motorola Solutions	182	80,151
NetApp	206	18,489
NVIDIA	25,305	2,756,221

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	394	$15,642
Oracle	1,678	236,128
Palantir Technologies, Cl A *	2,120	251,093
Palo Alto Networks *	685	128,047
PTC *	126	19,526
QUALCOMM	1,144	169,838
Roper Technologies	107	59,929
Salesforce	990	266,023
Seagate Technology Holdings	211	19,207
ServiceNow *	213	203,417
Skyworks Solutions	158	10,156
Super Micro Computer *	504	16,057
Synopsys *	171	78,491
Teledyne Technologies *	49	22,835
Teradyne	153	11,354
Texas Instruments	942	150,767
Trimble *	254	15,784
Tyler Technologies *	43	23,362
VeriSign *	85	23,980
Western Digital *	324	14,211
Workday, Cl A *	222	54,390
Zebra Technologies, Cl A *	54	13,517
		14,499,640
Materials — 2.1%
Air Products & Chemicals	236	63,977
Albemarle	92	5,386
Amcor PLC	1,504	13,837
Avery Dennison	83	14,202
Ball	305	15,842
CF Industries Holdings	198	15,517
Corteva	675	41,843
Dow	691	21,138
DuPont de Nemours	397	26,198
Eastman Chemical	90	6,930
Ecolab	261	65,623
Freeport-McMoRan	1,429	51,487
International Flavors & Fragrances	270	21,184
International Paper	584	26,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC	492	$222,989
LyondellBasell Industries, Cl A	271	15,775
Martin Marietta Materials	62	32,487
Mosaic	310	9,424
Newmont	1,180	62,162
Nucor	245	29,246
Packaging Corp of America	93	17,262
PPG Industries	228	24,820
Sherwin-Williams	241	85,054
Smurfit WestRock	491	20,632
Steel Dynamics	135	17,511
Vulcan Materials	127	33,316
		960,519
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	167	12,134
American Tower ‡	484	109,099
AvalonBay Communities ‡	140	29,397
BXP ‡	178	11,344
Camden Property Trust ‡	112	12,746
CBRE Group, Cl A *	301	36,776
CoStar Group *	465	34,489
Crown Castle ‡	440	46,534
Digital Realty Trust ‡	334	53,620
Equinix ‡	101	86,936
Equity Residential ‡	340	23,888
Essex Property Trust ‡	64	17,866
Extra Space Storage ‡	214	31,355
Federal Realty Investment Trust ‡	87	8,180
Healthpeak Properties ‡	741	13,219
Host Hotels & Resorts ‡	740	10,449
Invitation Homes ‡	589	20,138
Iron Mountain ‡	299	26,811
Kimco Realty ‡	713	14,246
Mid-America Apartment Communities ‡	118	18,839
ProLogis ‡	960	98,112
Public Storage ‡	173	51,974
Realty Income ‡	878	50,801
Regency Centers ‡	193	13,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	106	$25,800
Simon Property Group ‡	318	50,047
UDR ‡	298	12,480
Ventas ‡	455	31,886
VICI Properties, Cl A ‡	1,074	34,390
Welltower ‡	615	93,843
Weyerhaeuser ‡	782	20,262
		1,101,592
Utilities — 2.7%
AES	744	7,440
Alliant Energy	263	16,054
Ameren	272	26,993
American Electric Power	538	58,287
American Water Works	199	29,255
Atmos Energy	168	26,986
CenterPoint Energy	668	25,905
CMS Energy	296	21,800
Consolidated Edison	342	38,561
Constellation Energy	325	72,618
Dominion Energy	850	46,223
DTE Energy	203	27,811
Duke Energy	806	98,348
Edison International	368	19,692
Entergy	432	35,929
Evergy	243	16,791
Eversource Energy	383	22,781
Exelon	1,078	50,558
FirstEnergy	533	22,855
NextEra Energy	2,128	142,321
NiSource	477	18,655
NRG Energy	219	23,998
PG&E	2,221	36,691
Pinnacle West Capital	120	11,422
PPL	787	28,726
Public Service Enterprise Group	518	41,404
Sempra	658	48,870
Southern	1,135	104,295
Vistra	353	45,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	320	$35,046
Xcel Energy	563	39,804
		1,241,878
TOTAL UNITED STATES		48,419,550
TOTAL COMMON STOCK (Cost $41,054,600)		48,715,107

PURCHASED OPTIONS — 0.2%
(Cost $599,058)		92,829

TOTAL INVESTMENTS — 106.1% (Cost $41,653,658)		$48,807,936

WRITTEN OPTIONS— (6.2)%
(Premiums Received $(1,596,977))		$(2,852,442)

Percentages are based on Net Assets of $46,006,249.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	13	$723,983	$500	05/16/25	$2,100
S&P 500 Index	86	47,893,916	5,005	05/16/25	90,730

Total Purchased Options		$48,617,899			$92,830

WRITTEN OPTIONS — (6.2)%
Call Options
Mini-SPX Index	(13)	$(723,983)	$527	05/16/25	$(42,822)
S&P 500 Index	(86)	(47,893,916)	5,270	05/16/25	(2,809,620)

Total Written Options		$(48,617,899)			$(2,852,442)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $48,689,408.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,715,107	$—	$—	$48,715,107
Purchased Options	92,829	—	—	92,829
Total Investments in Securities	$48,807,936	$—	$—	$48,807,936

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,852,442)	$—	$—	$(2,852,442)
Total Other Financial Instruments	$(2,852,442)	$—	$—	$(2,852,442)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 103.6%
UNITED STATES — 103.6%
Communication Services — 2.1%
Verizon Communications	20,472	$901,996
Walt Disney	20,472	1,861,929
		2,763,925
Consumer Discretionary — 14.4%
Amazon.com *	20,472	3,775,446
Home Depot	20,472	7,379,951
McDonald’s	20,472	6,543,875
NIKE, Cl B	20,472	1,154,621
		18,853,893
Consumer Staples — 5.2%
Coca-Cola	20,472	1,485,244
Procter & Gamble	20,472	3,328,133
Walmart	20,472	1,990,902
		6,804,279
Energy — 2.2%
Chevron	20,472	2,785,420

Financials — 26.1%
American Express	20,472	5,453,945
Goldman Sachs Group	20,472	11,209,444
JPMorgan Chase	20,472	5,007,861
Travelers	20,472	5,407,269
Visa, Cl A	20,472	7,073,076
		34,151,595
Health Care — 14.8%
Amgen	20,472	5,955,714
Johnson & Johnson	20,472	3,199,978
Merck	20,472	1,744,215
UnitedHealth Group	20,472	8,423,000
		19,322,907
Industrials — 13.2%
3M	20,472	2,843,766
Boeing *	20,472	3,751,289

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	20,472	$6,331,375
Honeywell International	20,472	4,309,356
		17,235,786
Information Technology — 20.1%
Apple	20,472	4,350,300
Cisco Systems	20,472	1,181,849
International Business Machines	20,472	4,950,539
Microsoft	20,472	8,091,763
NVIDIA	20,472	2,229,810
Salesforce	20,472	5,501,031
		26,305,292
Materials — 5.5%
Sherwin-Williams	20,472	7,224,978

TOTAL UNITED STATES		135,448,075
TOTAL COMMON STOCK (Cost $119,837,854)		135,448,075
TOTAL INVESTMENTS — 103.6%
(Cost $119,837,854)		$135,448,075

WRITTEN OPTIONS— (3.7)%
(Premiums Received $(2,931,765))		$(4,861,800)

Percentages are based on Net Assets of $130,760,677.

A list of exchange-traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.7)%
Call Options
Dow Jones Industrial Average	(3,330)	$(135,427,770)	$395	05/16/25	$(4,861,800)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Dow 30® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $134,138,055.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$135,448,075	$—	$—	$135,448,075
Total Investments in Securities	$135,448,075	$—	$—	$135,448,075

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(4,861,800)	$—	$—	$(4,861,800)
Total Other Financial Instruments	$(4,861,800)	$—	$—	$(4,861,800)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 102.9%
Domestic Equity — 102.9%
Global X Russell 2000 ETF (A)(B)(C)	88,289	$6,769,029
TOTAL EXCHANGE-TRADED FUND (Cost $7,140,773)		6,769,029
TOTAL INVESTMENTS — 102.9%
(Cost $7,140,773)		$6,769,029

WRITTEN OPTIONS — (3.0)%
(Premiums Received $(129,457))		$(194,306)

Percentages are based on Net Assets of $6,580,924.

A list of exchange-traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.0)%
Call Options
Cboe Mini-Russell 2000 Index	(2)	$(39,282)	$186	05/16/25	$(2,376)
Russell 2000 Index	(17)	(3,339,004)	1,865	05/16/25	(191,930)

Total Written Options		$(3,378,286)			$(194,306)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,917,786.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$6,769,029	$—	$—	$6,769,029
Total Investments in Securities	$6,769,029	$—	$—	$6,769,029

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(194,306)	$—	$—	$(194,306)
Total Other Financial Instruments	$(194,306)	$—	$—	$(194,306)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global X Russell 2000 ETF
$6,442,062	$3,235,059	$(1,976,859)	$(866,694)	$(64,539)	$6,769,029	$57,586	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 55.7%
Domestic Equity — 55.7%
Technology Select Sector SPDR Fund (A)(B)	26,163	$5,493,445
TOTAL EXCHANGE-TRADED FUND (Cost $5,372,450)		5,493,445

COMMON STOCK — 48.4%
IRELAND — 1.1%
Information Technology — 1.1%
Accenture PLC, Cl A	359	107,395

NETHERLANDS — 0.3%
Information Technology — 0.3%
NXP Semiconductors	139	25,619

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity PLC	168	24,592

UNITED STATES — 46.8%
Information Technology — 46.8%
Adobe *	251	94,120
Advanced Micro Devices *	935	91,022
Akamai Technologies *	83	6,688
Amphenol, Cl A	688	52,942
Analog Devices	286	55,747
ANSYS *	50	16,094
Apple	3,299	701,037
Applied Materials	462	69,628
Arista Networks *	595	48,951
Autodesk *	123	33,733
Broadcom	1,111	213,834
Cadence Design Systems *	155	46,150
CDW	72	11,560
Cisco Systems	2,270	131,047
Cognizant Technology Solutions, Cl A	272	20,011
Corning	426	18,906
Crowdstrike Holdings, Cl A *	139	59,613
Dell Technologies, Cl C	179	16,425

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Enphase Energy *	73	$3,255
EPAM Systems *	31	4,864
F5 *	31	8,207
Fair Isaac *	14	27,855
First Solar *	60	7,549
Fortinet *	351	36,420
Gartner *	44	18,528
Gen Digital	301	7,787
GoDaddy, Cl A *	76	14,313
Hewlett Packard Enterprise	722	11,711
HP	541	13,833
Intel	2,496	50,170
International Business Machines	524	126,714
Intuit	158	99,140
Jabil	64	9,380
Juniper Networks	181	6,574
Keysight Technologies *	98	14,249
KLA	77	54,107
Lam Research	722	51,746
Microchip Technology	298	13,732
Micron Technology	642	49,402
Microsoft	1,630	644,274
Monolithic Power Systems	28	16,607
Motorola Solutions	94	41,397
NetApp	110	9,872
NVIDIA	5,375	585,445
ON Semiconductor *	236	9,369
Oracle	925	130,166
Palantir Technologies, Cl A *	1,171	138,693
Palo Alto Networks *	382	71,407
PTC *	67	10,383
QUALCOMM	624	92,639
Roper Technologies	61	34,165
Salesforce	548	147,253
Seagate Technology Holdings	114	10,377
ServiceNow *	119	113,646
Skyworks Solutions	90	5,785
Super Micro Computer *	274	8,730
Synopsys *	89	40,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teledyne Technologies *	28	$13,049
Teradyne	92	6,827
Texas Instruments	516	82,586
Trimble *	135	8,389
Tyler Technologies *	26	14,126
VeriSign *	42	11,849
Western Digital *	179	7,851
Workday, Cl A *	120	29,400
Zebra Technologies, Cl A *	30	7,510

TOTAL UNITED STATES		4,609,691
TOTAL COMMON STOCK (Cost $4,812,845)		4,767,297
TOTAL INVESTMENTS — 104.1%
(Cost $10,185,295)		$10,260,742

WRITTEN OPTIONS — (4.1)%
(Premiums Received $(171,500))		$(407,679)

Percentages are based on Net Assets of $9,859,587.

A list of exchange-traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (4.1)%
Call Options
The Technology Select Sector SPDR® Fund	(245)	$(5,144,265)	$195	05/16/25	$(407,679)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $5,144,265.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$5,493,445	$—	$—	$5,493,445
Common Stock	4,767,297	—	—	4,767,297
Total Investments in Securities	$10,260,742	$—	$—	$10,260,742

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(407,679)	$—	$—	$(407,679)
Total Other Financial Instruments	$(407,679)	$—	$—	$(407,679)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.6%
UNITED STATES — 101.6%
Communication Services — 2.1%
Verizon Communications	343	$15,112
Walt Disney (A)	343	31,196
		46,308
Consumer Discretionary — 14.2%
Amazon.com *(A)	343	63,256
Home Depot (A)	343	123,648
McDonald’s	343	109,640
NIKE, Cl B	343	19,345
		315,889
Consumer Staples — 5.1%
Coca-Cola (A)	343	24,885
Procter & Gamble	343	55,761
Walmart	343	33,357
		114,003
Energy — 2.1%
Chevron (A)	343	46,669

Financials — 25.6%
American Express (A)	343	91,379
Goldman Sachs Group (A)	343	187,810
JPMorgan Chase	343	83,905
Travelers	343	90,596
Visa, Cl A	343	118,506
		572,196
Health Care — 14.5%
Amgen (A)	343	99,785
Johnson & Johnson	343	53,614
Merck	343	29,224
UnitedHealth Group (A)	343	141,124
		323,747
Industrials — 12.9%
3M	343	47,646
Boeing *(A)	343	62,851

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	343	$106,080
Honeywell International (A)	343	72,202
		288,779
Information Technology — 19.7%
Apple (A)	343	72,887
Cisco Systems (A)	343	19,801
International Business Machines (A)	343	82,944
Microsoft (A)	343	135,574
NVIDIA	343	37,360
Salesforce	343	92,168
		440,734
Materials — 5.4%
Sherwin-Williams (A)	343	121,052

TOTAL UNITED STATES		2,269,377
TOTAL COMMON STOCK (Cost $2,045,408)		2,269,377

EXCHANGE-TRADED FUND — 0.2%
Domestic Equity — 0.2%
Global X Dow 30 Covered Call ETF (B)	215	4,558
TOTAL EXCHANGE-TRADED FUND (Cost $4,627)		4,558
TOTAL INVESTMENTS — 101.8% (Cost $2,050,035)		$2,273,935

WRITTEN OPTIONS — (1.8)% (Premiums Received $(24,786))		$(40,880)

Percentages are based on Net Assets of $2,234,717.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

A list of exchange-traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.8)%
Call Options
Dow Jones Industrial Average	(28)	$(1,138,732)	$395	05/16/25	$(40,880)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,143,548.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,269,377	$—	$—	$2,269,377
Exchange-Traded Fund	4,558	—	—	4,558
Total Investments in Securities	$2,273,935	$—	$—	$2,273,935

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(40,880)	$—	$—	$(40,880)
Total Other Financial Instruments	$(40,880)	$—	$—	$(40,880)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global X Dow 30 Covered Call ETF
$—	$16,007	$(11,195)	$(69)	$(185)	$4,558	$255	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 Quality Dividend Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 105.7%
Domestic Equity — 105.7%
Global X S&P 500 Quality Dividend ETF (A)(B)(C)	37,109	$1,226,701
TOTAL EXCHANGE-TRADED FUND (Cost $1,222,134)		1,226,701
TOTAL INVESTMENTS — 105.7% (Cost $1,222,134)		$1,226,701

WRITTEN OPTIONS — (5.7)% (Premiums Received $(30,979))		$(66,513)

Percentages are based on Net Assets of $1,160,790.

A list of exchange-traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (5.7)%
Call Options
Global X S&P 500 Quality Dividend ETF	(371)	$(1,226,526)	$32	05/16/25	$(66,513)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,226,404.
(B)	For financial information on the Global X S&P 500 Quality Dividend ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 Quality Dividend Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$1,226,701	$—	$—	$1,226,701
Total Investments in Securities	$1,226,701	$—	$—	$1,226,701

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(66,513)	$—	$—	$(66,513)
Total Other Financial Instruments	$(66,513)	$—	$—	$(66,513)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global X S&P 500 Quality Dividend ETF
$1,031,042	$294,853	$(37,157)	$(60,799)	$(1,238)	$1,226,701	$13,259	$844

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 101.4%
Domestic Equity — 101.4%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	174,752	$10,511,333
TOTAL EXCHANGE-TRADED FUND (Cost $10,892,135)		10,511,333
TOTAL INVESTMENTS — 101.4% (Cost $10,892,135)		$10,511,333

WRITTEN OPTIONS — (1.7)% (Premiums Received $(316,134))		$(173,355)

Percentages are based on Net Assets of $10,361,308.

A list of exchange-traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
Global X MLP & Energy Infrastructure ETF	(1,747)	$(10,508,205)	$60	05/16/25	$(173,355)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $10,511,333.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$10,511,333	$—	$—	$10,511,333
Total Investments in Securities	$10,511,333	$—	$—	$10,511,333

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(173,355)	$—	$—	$(173,355)
Total Other Financial Instruments	$(173,355)	$—	$—	$(173,355)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$2,563,166	$13,341,410	$(5,329,491)	$(722,615)	$658,863	$10,511,333	$122,518	$10,027

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Assets:
Cost of Investments	$2,522,456,112	$6,208,697,054	$—	$74,967,868
Cost of Affiliated Investments	—	—	1,421,626,746	—
Investments, at Value	$3,230,702,231	$8,870,261,950	$72,793	$94,314,791
Affiliated Investments, at Value	—	—	1,371,336,618	—
Cash	2,654,212	8,750,666	2,512,326	78,678
Dividend, Interest, and Securities Lending Income Receivable	1,759,714	1,040,211	—	11,086
Reclaim Receivable	12,672	—	5,269	—
Receivable for Capital Shares Sold	—	489,519	1,163,634	—
Receivable for Investment Securities Sold	—	—	114,570	—
Total Assets	3,235,128,829	8,880,542,346	1,375,205,210	94,404,555
Liabilities:
Options Written at Value (Premiums received $106,327,503, $321,074,840, $51,231,197 and $1,704,678, respectively)	189,486,000	665,333,300	78,589,690	3,530,400
Payable due to Investment Adviser	1,466,876	3,984,442	546,468	25,372
Payable for Investment Securities Purchased	—	526,500	1,234,064	—
Total Liabilities	190,952,876	669,844,242	80,370,222	3,555,772
Net Assets	$3,044,175,953	$8,210,698,104	$1,294,834,988	$90,848,783
Net Assets Consist of:
Paid-in Capital	$3,168,597,156	$8,885,391,103	$1,566,743,589	$95,812,213
Total Accumulated Losses	(124,421,203)	(674,692,999)	(271,908,601)	(4,963,430)
Net Assets	$3,044,175,953	$8,210,698,104	$1,294,834,988	$90,848,783
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	79,270,000	503,190,000	89,020,000	3,560,000
Net Asset Value, Offering and Redemption Price Per Share	$38.40	$16.32	$14.55	$25.52

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Assets:
Cost of Investments	$48,865,395	$17,691,622	$41,653,658	$119,837,854
Investments, at Value	$53,559,302	$20,509,427	$48,807,936	$135,448,075
Cash	77,198	24,621	46,928	148,752
Dividend, Interest, and Securities Lending Income Receivable	28,924	2,414	26,645	77,315
Reclaim Receivable	215	—	197	—
Receivable for Capital Shares Sold	—	—	—	1,271,578
Receivable for Investment Securities Sold	—	—	—	48,221
Total Assets	53,665,639	20,536,462	48,881,706	136,993,941
Liabilities:
Options Written at Value (Premiums received $879,616, $756,208, $1,596,977 and $2,931,765, respectively)	1,568,160	1,553,895	2,852,442	4,861,800
Payable due to Investment Adviser	14,203	9,676	22,808	61,445
Payable for Investment Securities Purchased	—	—	—	1,310,019
Custodian Fees Payable	—	89	207	—
Total Liabilities	1,582,363	1,563,660	2,875,457	6,233,264
Net Assets	$52,083,276	$18,972,802	$46,006,249	$130,760,677
Net Assets Consist of:
Paid-in Capital	$53,878,321	$20,514,907	$48,571,444	$132,504,683
Total Accumulated Losses	(1,795,045)	(1,542,105)	(2,565,195)	(1,744,006)
Net Assets	$52,083,276	$18,972,802	$46,006,249	$130,760,677
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,010,000	1,180,000	2,580,000	6,170,000
Net Asset Value, Offering and Redemption Price Per Share	$25.91	$16.08	$17.83	$21.19

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X Russell 2000 Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X S&P 500 Quality Dividend Covered Call ETF
Assets:
Cost of Investments	$—	$10,185,295	$2,045,408	$—
Cost of Affiliated Investments	7,140,773	—	4,627	1,222,134
Investments, at Value	$—	$10,260,742	$2,269,377	$—
Affiliated Investments, at Value	6,769,029	—	4,558	1,226,701
Cash	7,639	9,536	971	732
Dividend, Interest, and Securities Lending Income Receivable	—	1,221	1,269	—
Reclaim Receivable	—	106	—	—
Total Assets	6,776,668	10,271,605	2,276,175	1,227,433
Liabilities:
Options Written at Value (Premiums received $129,457, $171,500, $24,786 and $30,979, respectively)	194,306	407,679	40,880	66,513
Payable due to Investment Adviser	1,438	4,339	578	130
Total Liabilities	195,744	412,018	41,458	66,643
Net Assets	$6,580,924	$9,859,587	$2,234,717	$1,160,790
Net Assets Consist of:
Paid-in Capital	$7,411,473	$10,669,379	$2,228,706	$1,255,785
Total Distributable Earnings (Accumulated Losses)	(830,549)	(809,792)	6,011	(94,995)
Net Assets	$6,580,924	$9,859,587	$2,234,717	$1,160,790
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	330,000	330,000	90,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$19.94	$29.88	$24.83	$23.22

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

Global X MLP & Energy Infrastructure Covered Call ETF
Assets:
Cost of Affiliated Investments	$10,892,135
Affiliated Investments, at Value	$10,511,333
Cash	24,553
Total Assets	10,535,886
Liabilities:
Options Written at Value (Premiums received $316,134, respectively)	173,355
Payable due to Investment Adviser	1,223
Total Liabilities	174,578
Net Assets	$10,361,308
Net Assets Consist of:
Paid-in Capital	$11,030,440
Total Accumulated Losses	(669,132)
Net Assets	$10,361,308
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	430,000
Net Asset Value, Offering and Redemption Price Per Share	$24.10

The accompanying notes are an integral part of the financial statements.

Statements of Operations

April 30, 2025 (Unaudited)

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100® Covered Call & Growth ETF
Investment Income:
Dividend Income	$20,038,683	$33,527,798	$(800,665	)(1)	$405,805
Dividend Income, from Affiliated Investments	—	—	11,775,154		—
Interest Income	227,041	559,490	86,165		18,971
Less: Foreign Taxes Withheld	(4,796)	(72,095)	—		(839)
Total Investment Income	20,260,928	34,015,193	11,060,654		423,937
Expenses:
Supervision and Administration Fees(2)	9,047,330	25,159,150	4,246,741		176,738
Custodian Fees(3)	—	33,906	4,714		—
Total Expenses	9,047,330	25,193,056	4,251,455		176,738
Waiver of Supervision and Administration Fees	–	–	(395,773)		–
Net Expenses	9,047,330	25,193,056	3,855,682		176,738
Net Investment Income	11,213,598	8,822,137	7,204,972		247,199
Net Realized Gain (Loss) on:
Investments(4)	48,371,516	303,013,887	813,954		7,556,498
Affiliated Investments	—	—	427,686	(4)	—
Written Options	209,143,688	307,719,638	156,074,666		1,696,457
Payment from Adviser(5)	—	—	181,891		—
Net Realized Gain (Loss)	257,515,204	610,733,525	157,498,197		9,252,955
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(136,820,586)	(432,796,235)	3,456		(8,970,232)
Affiliated Investments	—	—	(163,504,483)		—
Written Options	(120,080,291)	(445,605,843)	(52,707,855)		(2,466,934)
Net Change in Unrealized Appreciation (Depreciation)	(256,900,877)	(878,402,078)	(216,208,882)		(11,437,166)
Net Realized and Unrealized Gain (Loss)	614,327	(267,668,553)	(58,710,685)		(2,184,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,827,925	$(258,846,416)	$(51,505,713)		$(1,937,012)

(1)	See Note 2 Investment in REITs in the Notes to Financial Statements.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(5)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

April 30, 2025 (Unaudited)

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Investment Income:
Dividend Income	$383,916	$70,649	$296,329	$944,354
Interest Income	10,398	1,171	3,067	—
Less: Foreign Taxes Withheld	102	(154)	(68)	—
Total Investment Income	394,416	71,666	299,328	944,354
Expenses:
Supervision and Administration Fees(1)	100,902	54,515	131,023	331,288
Custodian Fees(2)	143	196	47	1,125
Total Expenses	101,045	54,711	131,070	332,413
Net Investment Income	293,371	16,955	168,258	611,941
Net Realized Gain (Loss) on:
Investments(3)	4,926,497	658,437	(190,805)	274,330
Purchased Options	—	687,338	650,324	—
Written Options	2,066,357	1,115,060	3,092,401	7,782,095
Net Realized Gain (Loss)	6,992,854	2,460,835	3,551,920	8,056,425
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,595,537)	(1,050,386)	(1,189,042)	(4,349,709)
Purchased Options	—	(341,165)	(677,233)	—
Written Options	(1,080,608)	(1,012,813)	(1,767,362)	(1,904,099)
Net Change in Unrealized Appreciation (Depreciation)	(7,676,145)	(2,404,364)	(3,633,637)	(6,253,808)
Net Realized and Unrealized Gain (Loss)	(683,291)	56,471	(81,717)	1,802,617
Net Increase (Decrease) in Net Assets Resulting from Operations	$(389,920)	$73,426	$86,541	$2,414,558

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

April 30, 2025 (Unaudited)

	Global X Russell 2000 Covered Call & Growth ETF		Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X S&P 500 Quality Dividend Covered Call ETF
Investment Income:
Dividend Income	$—		$36,691	$16,563	$—
Dividend Income, from Affiliated Investments	57,586		—	255	13,259
Interest Income	1,202		622	253	97
Less: Foreign Taxes Withheld	—		(40)	—	—
Total Investment Income	58,788		37,273	17,071	13,356
Expenses:
Supervision and Administration Fees(1)	11,890		29,809	3,387	1,774
Custodian Fees(2)	1		3	1	13
Total Expenses	11,891		29,812	3,388	1,787
Waiver of Supervision and Administration Fees	(2,478)		(2,280)	–	(1,045)
Net Expenses	9,413		27,532	3,388	742
Net Investment Income	49,375		9,741	13,683	12,614
Net Realized Gain (Loss) on:
Investments(3)	—		(5,166)	54,045	—
Affiliated Investments	(64,539	)(3)	—	(185)	(1,238)
Written Options	389,567		484,112	67,950	52,636
Capital Gain Distribution from Affiliated Investments	—		—	—	844
Payment from Adviser(4)	267		—	—	—
Net Realized Gain (Loss)	325,295		478,946	121,810	52,242
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—		(663,266)	(77,681)	—
Affiliated Investments	(866,694)		—	(69)	(60,799)
Written Options	(120,420)		(333,841)	(16,003)	(38,906)
Net Change in Unrealized Appreciation (Depreciation)	(987,114)		(997,107)	(93,753)	(99,705)
Net Realized and Unrealized Gain (Loss)	(661,819)		(518,161)	28,057	(47,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(612,444)		$(508,420)	$41,740	$(34,849)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

April 30, 2025 (Unaudited)

Global X MLP & Energy Infrastructure Covered Call ETF
Investment Income:
Dividend Income, from Affiliated Investments	$122,518
Interest Income	580
Total Investment Income	123,098
Expenses:
Supervision and Administration Fees(1)	25,888
Custodian Fees(2)	98
Total Expenses	25,986
Waiver of Supervision and Administration Fees	(19,901)
Net Expenses	6,085
Net Investment Income	117,013
Net Realized Gain (Loss) on:
Affiliated Investments	658,863 (3)
Written Options	(368,572)
Capital Gain Distribution from Affiliated Investments	10,027
Net Realized Gain (Loss)	300,318
Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	(722,615)
Written Options	118,552
Net Change in Unrealized Appreciation (Depreciation)	(604,063)
Net Realized and Unrealized Gain (Loss)	(303,745)
Net Decrease in Net Assets Resulting from Operations	$(186,732)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X NASDAQ 100® Covered Call ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$11,213,598	$25,023,380	$8,822,137	$27,013,374
Net Realized Gain (Loss)	257,515,204	(280,059,999)	610,733,525	(302,656,804)
Net Change in Unrealized Appreciation (Depreciation)	(256,900,877)	718,998,601	(878,402,078)	1,836,055,193
Net Increase (Decrease) in Net Assets Resulting from Operations	11,827,925	463,961,982	(258,846,416)	1,560,411,763
Distributions:	(220,141,422)	(269,977,983)	(572,175,127)	(949,453,576)
Capital Share Transactions:
Issued	622,793,911	204,369,569	1,168,749,893	823,504,999
Redeemed	(148,602,916)	(425,260,941)	(237,971,166)	(844,735,665)
Increase (Decrease) in Net Assets from Capital Share Transactions	474,190,995	(220,891,372)	930,778,727	(21,230,666)
Total Increase (Decrease) in Net Assets	265,877,498	(26,907,373)	99,757,184	589,727,521
Net Assets:
Beginning of Year/Period	2,778,298,455	2,805,205,828	8,110,940,920	7,521,213,399
End of Year/Period	$3,044,175,953	$2,778,298,455	$8,210,698,104	$8,110,940,920
Share Transactions:
Issued	15,090,000	5,040,000	66,130,000	46,600,000
Redeemed	(3,780,000)	(10,560,000)	(14,510,000)	(48,040,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	11,310,000	(5,520,000)	51,620,000	(1,440,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100® Covered Call & Growth ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$7,204,972	$10,708,561	$247,199	$496,031
Net Realized Gain (Loss)	157,498,197	(98,977,511)	9,252,955	3,342,514
Net Change in Unrealized Appreciation (Depreciation)	(216,208,882)	253,853,097	(11,437,166)	24,275,811
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,505,713)	165,584,147	(1,937,012)	28,114,356
Distributions:	(85,718,819)	(12,155,274)	(20,616,699)	(6,726,354)
Return of Capital:	—	(157,500,393)	—	—
Capital Share Transactions:
Issued	81,539,259	215,772,020	18,160,245	13,884,120
Redeemed	(59,128,103)	(208,089,881)	(9,028,911)	(33,179,649)
Increase (Decrease) in Net Assets from Capital Share Transactions	22,411,156	7,682,139	9,131,334	(19,295,529)
Total Increase (Decrease) in Net Assets	(114,813,376)	3,610,619	(13,422,377)	2,092,473
Net Assets:
Beginning of Year/Period	1,409,648,364	1,406,037,745	104,271,160	102,178,687
End of Year/Period	$1,294,834,988	$1,409,648,364	$90,848,783	$104,271,160
Share Transactions:
Issued	5,040,000	13,260,000	630,000	470,000
Redeemed	(3,940,000)	(12,670,000)	(340,000)	(1,120,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,100,000	590,000	290,000	(650,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call & Growth ETF		Global X NASDAQ 100® Risk Managed Income ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$293,371	$638,164	$16,955	$43,082
Net Realized Gain (Loss)	6,992,854	(86,578)	2,460,835	(2,482,008)
Net Change in Unrealized Appreciation (Depreciation)	(7,676,145)	14,915,199	(2,404,364)	4,258,992
Net Increase (Decrease) in Net Assets Resulting from Operations	(389,920)	15,466,785	73,426	1,820,066
Distributions:	(11,640,810)	(2,972,756)	(1,107,042)	(43,082)
Return of Capital:	—	—	—	(1,631,699)
Capital Share Transactions:
Issued	20,699,647	9,004,908	3,933,535	6,623,412
Redeemed	(15,880,684)	(23,210,228)	(1,319,240)	(1,189,146)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,818,963	(14,205,320)	2,614,295	5,434,266
Total Increase (Decrease) in Net Assets	(7,211,767)	(1,711,291)	1,580,679	5,579,551
Net Assets:
Beginning of Year/Period	59,295,043	61,006,334	17,392,123	11,812,572
End of Year/Period	$52,083,276	$59,295,043	$18,972,802	$17,392,123
Share Transactions:
Issued	730,000	310,000	230,000	390,000
Redeemed	(590,000)	(780,000)	(80,000)	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	140,000	(470,000)	150,000	320,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Risk Managed Income ETF		Global X Dow 30® Covered Call ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$168,258	$288,223	$611,941	$1,172,564
Net Realized Gain (Loss)	3,551,920	(5,373,037)	8,056,425	(8,966,326)
Net Change in Unrealized Appreciation (Depreciation)	(3,633,637)	9,325,440	(6,253,808)	18,709,999
Net Increase in Net Assets Resulting from Operations	86,541	4,240,626	2,414,558	10,916,237
Distributions:	(2,651,736)	(594,200)	(8,861,799)	(5,821,224)
Return of Capital:	—	(3,431,396)	—	—
Capital Share Transactions:
Issued	9,125,393	16,854,721	46,723,928	12,916,012
Redeemed	—	(4,721,511)	(231,230)	(6,242,956)
Increase in Net Assets from Capital Share Transactions	9,125,393	12,133,210	46,492,698	6,673,056
Total Increase in Net Assets	6,560,198	12,348,240	40,045,457	11,768,069
Net Assets:
Beginning of Year/Period	39,446,051	27,097,811	90,715,220	78,947,151
End of Year/Period	$46,006,249	$39,446,051	$130,760,677	$90,715,220
Share Transactions:
Issued	480,000	890,000	2,100,000	580,000
Redeemed	—	(250,000)	(10,000)	(280,000)
Net Increase in Shares Outstanding from Share Transactions	480,000	640,000	2,090,000	300,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call & Growth ETF		Global X Information Technology Covered Call & Growth ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$49,375	$98,478	$9,741	$13,291
Net Realized Gain (Loss)	325,295	985,517	478,946	849,535
Net Change in Unrealized Appreciation (Depreciation)	(987,114)	805,452	(997,107)	262,418
Net Increase (Decrease) in Net Assets Resulting from Operations	(612,444)	1,889,447	(508,420)	1,125,244
Distributions:	(1,189,433)	(588,288)	(390,930)	(698,442)
Return of Capital:	—	—	—	(40,076)
Capital Share Transactions:
Issued	2,931,470	4,734,879	2,344,622	7,052,518
Redeemed	(962,014)	(7,902,104)	—	(2,488,330)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,969,456	(3,167,225)	2,344,622	4,564,188
Total Increase (Decrease) in Net Assets	167,579	(1,866,066)	1,445,272	4,950,914
Net Assets:
Beginning of Year/Period	6,413,345	8,279,411	8,414,315	3,463,401
End of Year/Period	$6,580,924	$6,413,345	$9,859,587	$8,414,315
Share Transactions:
Issued	130,000	200,000	70,000	220,000
Redeemed	(50,000)	(320,000)	—	(80,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	80,000	(120,000)	70,000	140,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Dow 30® Covered Call & Growth ETF		Global X S&P 500 Quality Dividend Covered Call ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(1)
Operations:
Net Investment Income	$13,683	$34,553	$12,614	$23,077
Net Realized Gain (Loss)	121,810	(50,824)	52,242	1,712
Net Change in Unrealized Appreciation (Depreciation)	(93,753)	478,080	(99,705)	68,738
Net Increase (Decrease) in Net Assets Resulting from Operations	41,740	461,809	(34,849)	93,527
Distributions:	(274,869)	(75,986)	(59,665)	(89,768)
Return of Capital:	—	—	—	(4,664)
Capital Share Transactions:
Issued	482,927	—	228,320	2,528,762
Redeemed	—	(821,390)	—	(1,500,873)
Increase (Decrease) in Net Assets
from Capital Share Transactions	482,927	(821,390)	228,320	1,027,889
Total Increase (Decrease) in Net Assets	249,798	(435,567)	133,806	1,026,984
Net Assets:
Beginning of Year/Period	1,984,919	2,420,486	1,026,984	—
End of Year/Period	$2,234,717	$1,984,919	$1,160,790	$1,026,984
Share Transactions:
Issued	20,000	—	10,000	100,000
Redeemed	—	(30,000)	—	(60,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	(30,000)	10,000	40,000

(1)	The Fund commenced operations on May 7, 2024.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure Covered Call ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(1)
Operations:
Net Investment Income	$117,013	$23,884
Net Realized Gain (Loss)	300,318	(219,540)
Net Change in Unrealized Appreciation (Depreciation)	(604,063)	366,040
Net Increase (Decrease) in Net Assets Resulting from Operations	(186,732)	170,384
Distributions:	(503,463)	(114,089)
Return of Capital:	—	(4,801)
Capital Share Transactions:
Issued	12,251,180	2,998,454
Redeemed	(3,750,133)	(499,492)
Increase in Net Assets from Capital Share Transactions	8,501,047	2,498,962
Total Increase in Net Assets	7,810,852	2,550,456
Net Assets:
Beginning of Period	2,550,456	—
End of Period	$10,361,308	$2,550,456
Share Transactions:
Issued	480,000	120,000
Redeemed	(150,000)	(20,000)
Net Increase in Shares Outstanding from Share Transactions	330,000	100,000

(1)	The Fund commenced operations on May 7, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call ETF
2025 (Unaudited)§	40.88	0.15	0.37	0.52	(1.81)	(1.19)	—
2024	38.18	0.36	6.17	6.53	(3.83)	—	—
2023	40.00	0.43	2.13	2.56	(0.14)	—	(4.24)
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
Global X NASDAQ 100® Covered Call ETF
2025 (Unaudited)§	17.96	0.02	(0.46)	(0.44)	(0.86)	(0.34)	—
2024	16.60	0.06	3.39	3.45	(2.09)	—	—
2023	16.15	0.05	2.44	2.49	—	—	(2.04)
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
Global X Russell 2000 Covered Call ETF
2025 (Unaudited)§	16.03	0.08	(0.60)	(0.52)	(0.96)	—	—
2024	16.10	0.12	1.78	1.90	(0.14)	—	(1.83)
2023	19.55	0.19	(1.47)	(1.28)	(0.03)	—	(2.14)
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% for the year ended October 31, 2020. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% for the year ended October 31, 2020.
(2)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% for the year ended October 31, 2020. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2020.
(3)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, and 0.68% for the year ended October 31, 2020 to the year ended April 30, 2025, respectively.
(4)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(3.00)	38.40	1.02	3,044,176	0.60	†	0.74	†	4.71
(3.83)	40.88	17.72	2,778,298	0.60		0.88		3.83
(4.38)	38.18	6.45	2,805,206	0.60		1.07		7.90
(5.32)	40.00	(10.72)	1,934,545	0.60		1.00		15.60
(4.61)	50.37	30.67	669,855	0.60		0.80		4.84
(3.33)	42.45	(7.42)	103,992	0.71	(1)	1.22		7.29

(1.20)	16.32	(2.77)	8,210,698	0.60	†	0.21	†	14.55
(2.09)	17.96	21.73	8,110,941	0.60		0.34		21.54
(2.04)	16.60	15.91	7,521,213	0.61		0.31		38.93
(2.59)	16.15	(19.18)	6,397,648	0.60		0.25		31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11		19.99
(2.45)	20.65	0.21	1,325,642	0.67	(2)	0.27		27.87

(0.96)	14.55	(3.58)	1,294,835	0.54	†(3)(4)	1.02	†(5)	2.16
(1.97)	16.03	12.30	1,409,648	0.56	(3)(4)	0.76	(5)	105.44
(2.17)	16.10	(7.18)	1,406,038	0.57	(3)(4)	1.04	(5)	19.24
(2.72)	19.55	(12.18)	1,342,241	0.55	(3)(4)(6)	0.86	(5)	186.48
(2.90)	25.18	38.82	554,446	0.50	(3)(4)	0.53	(5)	8.94
(2.40)	20.45	(9.18)	21,475	0.56	(3)(4)	0.68	(5)	11.16

(6)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.54%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Nasdaq 100® Covered Call & Growth ETF
2025 (Unaudited)§	31.89	0.07	(0.28)	(0.21)	(0.86)	(5.30)	—
2024	26.07	0.14	7.58	7.72	(1.90)	—	—
2023	22.80	0.07	4.73	4.80	—	—	(1.53)
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
2020(2)	26.30	—	0.11	0.11	—	—	(0.14)
Global X S&P 500® Covered Call & Growth ETF
2025 (Unaudited)§	31.71	0.15	0.01 ^	0.16	(0.71)	(5.25)	—
2024	26.07	0.30	6.75	7.05	(1.41)	—	—
2023	25.47	0.28	1.75	2.03	(0.19)	—	(1.24)
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
2020(2)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)
Global X NASDAQ 100® Risk Managed Income ETF
2025 (Unaudited)§	16.89	0.02	0.20	0.22	(1.03)	—	—
2024	16.64	0.05	2.25	2.30	(0.05)	—	(2.00)
2023	18.17	0.05	0.58	0.63	—	—	(2.16)
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(4)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
§	For the period ended April 30, 2025.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(2)	The Fund commenced operations on September 18, 2020.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60% and 0.61%.
(4)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(6.16)	25.52	(1.94)	90,849	0.35	†	0.49	†	10.04
(1.90)	31.89	30.15	104,271	0.46		0.46		14.82
(1.53)	26.07	21.43	102,179	0.60		0.27		28.03
(3.06)	22.80	(23.57)	61,105	0.61	(1)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(5.96)	25.91	(0.37)	52,083	0.35	†	1.02	†	3.49
(1.41)	31.71	27.47	59,295	0.46		1.00		3.25
(1.43)	26.07	8.01	61,006	0.60		1.05		5.25
(2.60)	25.47	(12.63)	41,511	0.61	(1)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

(1.03)	16.08	1.13	18,973	0.60	†	0.19	†	11.35
(2.05)	16.89	14.48	17,392	0.60		0.31		8.02
(2.16)	16.64	3.42	11,813	0.61	(3)	0.30		22.73
(1.95)	18.17	(17.24)	10,720	0.62	(3)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Risk Managed Income ETF
2025 (Unaudited)§	18.78	0.07	0.12 ^	0.19	(1.14)	—	—
2024	18.56	0.16	2.34	2.50	(0.34)	—	(1.94)
2023	21.05	0.22	(0.29)	(0.07)	(0.03)	—	(2.39)
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(2)	26.77	0.03	0.39	0.42	(0.36)	—	—
Global X Dow 30® Covered Call ETF
2025 (Unaudited)§	22.23	0.12	0.73	0.85	(0.80)	(1.09)	—
2024	20.89	0.31	2.54	2.85	(1.51)	—	—
2023	21.89	0.34	0.38	0.72	(0.18)	—	(1.54)
2022(3)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)
Global X Russell 2000 Covered Call & Growth ETF
2025 (Unaudited)§	25.65	0.17	(1.54)	(1.37)	(0.74)	(3.60)	—
2024	22.38	0.30	4.78	5.08	(1.81)	—	—
2023	26.58	0.28	(2.31)	(2.03)	(0.17)	(0.82)	(1.18)
2022(8)	25.90	(0.01)	0.82	0.81	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
§	For the period ended April 30, 2025.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
(3)	The Fund commenced operations on February 23, 2022.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(5)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(6)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(7)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.48%, 0.60% and 0.60% for the year ended October 31, 2022 to the year ended October 31, 2024, respectively.
(8)	The Fund commenced operations on October 4, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.14)	17.83	0.83	46,006	0.60	†	0.77	†	4.57
(2.28)	18.78	14.10	39,446	0.60		0.87		3.08
(2.42)	18.56	(0.61)	27,098	0.60		1.08		4.85
(2.63)	21.05	(12.39)	24,634	0.63	(1)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

(1.89)	21.19	3.64	130,761	0.60	†	1.11	†	11.45
(1.51)	22.23	13.86	90,715	0.60		1.37		6.14
(1.72)	20.89	3.30	78,947	0.60		1.55		6.67
(1.60)	21.89	(2.77)	52,985	0.61	†(4)	1.42	†	8.82

(4.34)	19.94	(6.86)	6,581	0.28	†(5)	1.45	†(6)	3.84
(1.81)	25.65	23.12	6,413	0.38	(5)(7)	1.19	(6)	96.85
(2.17)	22.38	(8.16)	8,279	0.50	(5)(7)	1.11	(6)	5.48
(0.13)	26.58	3.14	2,658	0.50	†(5)(7)	(0.50	)†(6)	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Information Technology Covered Call & Growth ETF
2025 (Unaudited)§	32.36	0.03	(1.26)	(1.23)	(1.25)	—	—
2024	28.86	0.06	7.62	7.68	(3.02)	(0.95)	(0.21)
2023(4)	24.74	0.11	5.55	5.66	(1.54)	—	—
Global X Dow 30® Covered Call & Growth ETF
2025 (Unaudited)§	28.36	0.19	0.17	0.36	(0.47)	(3.42)	—
2024	24.20	0.40	4.67	5.07	(0.91)	—	—
2023(6)	25.81	0.10	(1.48)	(1.38)	(0.09)	—	(0.14)
Global X S&P 500 Quality Dividend Covered Call ETF
2025 (Unaudited)§	25.67	0.31	(1.33)	(1.02)	(1.43)	—	—
2024(7)	25.06	0.26	1.36	1.62	(0.96)	—	(0.05)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2024.
(4)	The Fund commenced operations on November 21, 2022.
(5)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2023.
(6)	The Fund commenced operations on July 25, 2023.
(7)	The Fund commenced operations on May 7, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.25)	29.88	(3.97)	9,860	0.55	†(1)	0.20	†(2)	1.94
(4.18)	32.36	27.98	8,414	0.55	(1)(3)	0.20	(2)	22.38
(1.54)	28.86	23.27	3,463	0.55	†(1)(5)	0.42	†(2)	13.93

(3.89)	24.83	0.84	2,235	0.35	†(1)	1.41	†(2)	11.82
(0.91)	28.36	21.13	1,985	0.48		1.49		6.08
(0.23)	24.20	(5.35)	2,421	0.60	†	1.43	†	0.21

(1.43)	23.22	(4.16)	1,161	0.15	†(1)	2.49	†(2)	3.48
(1.01)	25.67	6.68	1,027	0.35	†(1)	2.15	†(2)	3.19

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP & Energy Infrastructure Covered Call ETF
2025 (Unaudited)§	25.50	0.34	(0.25)	0.09	(1.49)	—	—
2024(3)	24.95	0.24	1.50	1.74	(1.14)	—	(0.05)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on May 7, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Ratio of Net Investment Income to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Portfolio Turnover Rate (%)††

(1.49)	24.10	0.28	10,361	0.14	†(1)	2.71	†(2)	10.17
(1.19)	25.50	7.09	2,550	0.60	†(1)	1.96	†(2)	2.51

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2025, the Trust had one hundred six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Dow 30® Covered Call & Growth ETF, Global X S&P 500 Quality Dividend Covered Call ETF and Global X MLP & Energy Infrastructure Covered Call ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Russell 2000 Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF and Global X S&P 500® Risk Managed Income ETF) has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the reporting period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

In June 2024, the Global X Russell 2000 Covered Call ETF transitioned from holding the underlying constituents of the Russell 2000 Index to holding the Global X Russell

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

2000 ETF. Dividends from the underlying constituents of the Russell 2000 Index received through June 2024 were reported as Dividend Income on the Statement of Operations as of the year-ended October 31, 2024. Adjustments to estimates for REITs held through June 2024 to actual amounts of income, return of capital, and capital gains, as described above, resulted in a reclassification of $800,665 from Dividend Income to Realized Gains on Investments as reported on the Statement of Operations as of April 30, 2025.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X S&P 500® Covered Call ETF	10,000	$1,700	$1,700
Global X NASDAQ 100® Covered Call ETF	10,000	300	300
Global X Russell 2000 Covered Call ETF	10,000	250	250
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	250	250
Global X S&P 500® Covered Call & Growth ETF	10,000	800	800
Global X NASDAQ 100® Risk Managed Income ETF	10,000	250	250
Global X S&P 500® Risk Managed Income ETF	10,000	800	800
Global X Dow 30® Covered Call ETF	10,000	250	250
Global X Russell 2000 Covered Call & Growth ETF	10,000	250	250
Global X Information Technology Covered Call & Growth ETF	10,000	250	250
Global X Dow 30® Covered Call & Growth ETF	10,000	250	250
Global X S&P 500 Quality Dividend Covered Call ETF	10,000	50	50
Global X MLP & Energy Infrastructure Covered Call ETF	10,000	50	50

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X S&P 500® Covered Call ETF , Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Dow 30® Covered Call & Growth ETF, Global X S&P 500 Quality Dividend Covered Call ETF and Global X MLP & Energy Infrastructure Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

SEGMENT REPORTING – The Funds have adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended April 30, 2025, the Adviser paid acquired fund fees and expenses of $181,891 and $267 for the Global X Russell 2000 Covered Call ETF and Global X Russell 2000 Covered Call & Growth ETF, respectively, and made such reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Statements of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X S&P 500® Covered Call ETF	0.60%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call ETF	0.60%
Global X Nasdaq 100® Covered Call & Growth ETF	0.35%
Global X S&P 500® Covered Call & Growth ETF	0.35%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X Dow 30® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF	0.35%
Global X Information Technology Covered Call & Growth ETF(1)	0.60%
Global X Dow 30® Covered Call & Growth ETF	0.35%
Global X S&P 500 Quality Dividend Covered Call ETF	0.35%
Global X MLP & Energy Infrastructure Covered Call ETF	0.60%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Information Technology Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Information Technology Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Information Technology Covered Call & Growth ETF per year until at least March 1, 2026.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and Global X MLP & Energy Infrastructure Covered Call ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

For all Funds other than the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and Global X MLP & Energy Infrastructure Covered Call ETF, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X S&P 500® Covered Call ETF	$195,709,430	$146,170,390
Global X NASDAQ 100® Covered Call ETF	1,255,330,516	1,399,139,324
Global X Russell 2000 Covered Call ETF	117,929,089	31,604,358
Global X Nasdaq 100® Covered Call & Growth ETF	10,191,728	28,692,521
Global X S&P 500® Covered Call & Growth ETF	2,025,455	11,137,566
Global X NASDAQ 100® Risk Managed Income ETF	2,951,319	2,121,891
Global X S&P 500® Risk Managed Income ETF	3,714,568	2,048,502
Global X Dow 30® Covered Call ETF	13,829,302	13,072,698
Global X Russell 2000 Covered Call & Growth ETF	264,881	1,016,851
Global X Information Technology Covered Call & Growth ETF	311,915	192,986
Global X Dow 30® Covered Call & Growth ETF	233,874	415,411
Global X S&P 500 Quality Dividend Covered Call ETF	66,535	37,157
Global X MLP & Energy Infrastructure Covered Call ETF	897,604	1,536,948

During the period ended April 30, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X S&P 500® Covered Call ETF	$624,413,880	$148,209,051	$57,101,875
Global X NASDAQ 100® Covered Call ETF	1,181,733,852	240,980,404	121,187,852
Global X Russell 2000 Covered Call ETF	83,187,160	59,949,860	837,561
Global X Nasdaq 100® Covered Call & Growth ETF	18,502,604	9,159,366	3,443,897
Global X S&P 500® Covered Call & Growth ETF	20,489,767	15,588,743	4,385,147
Global X NASDAQ 100® Risk Managed Income ETF	3,981,852	1,352,536	536,453
Global X S&P 500® Risk Managed Income ETF	9,127,878	–	–
Global X Dow 30® Covered Call ETF	47,073,452	229,979	75,641
Global X Russell 2000 Covered Call & Growth ETF	2,970,177	960,008	(84,834)
Global X Information Technology Covered Call & Growth ETF	2,357,525	–	–
Global X Dow 30® Covered Call & Growth ETF	483,249	–	–
Global X S&P 500 Quality Dividend Covered Call ETF	228,319	–	–
Global X MLP & Energy Infrastructure Covered Call ETF	12,443,806	3,792,542	614,043

5. DERIVATIVE TRANSACTIONS

The following tables show the fair value of derivative financial instruments and the location in the Statement of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2025.

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X S&P 500® Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$189,486,000
Total Derivatives not accounted for as hedging instruments		$–			$189,486,000

Global X NASDAQ 100® Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$665,333,300
Total Derivatives not accounted for as hedging instruments		$–			$665,333,300

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Russell 2000 Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$78,589,690
Total Derivatives not accounted for as hedging instruments		$–				$78,589,690

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$3,530,400
Total Derivatives not accounted for as hedging instruments		$–				$3,530,400

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$1,568,160
Total Derivatives not accounted for as hedging instruments		$–				$1,568,160

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	Investments, at value	$37,721	**	Equity contracts	Options written, at value	$1,553,895
Total Derivatives not accounted for as hedging instruments		$37,721				$1,553,895

Global X S&P 500® Risk Managed Income ETF
Equity contracts	Investments, at value	$92,829	**	Equity contracts	Options written, at value	$2,852,442
Total Derivatives not accounted for as hedging instruments		$92,829				$2,852,442

Global X Dow 30® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$4,861,800
Total Derivatives not accounted for as hedging instruments		$–				$4,861,800

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$194,306
Total Derivatives not accounted for as hedging instruments		$–			$194,306

Global X Information Technology Covered Call & Growth ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$407,679
Total Derivatives not accounted for as hedging instruments		$–			$407,679

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$40,880
Total Derivatives not accounted for as hedging instruments		$–			$40,880

Global X S&P 500 Quality Dividend Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$66,513
Total Derivatives not accounted for as hedging instruments		$–			$66,513

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$173,355
Total Derivatives not accounted for as hedging instruments		$–			$173,355

** Includes purchased options and/or swaptions.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2025:

Amount of realized gain (loss) on derivatives recognized in income:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$209,143,688

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$307,719,638

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$156,074,666

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$1,696,457

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$2,066,357

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$687,338	$1,115,060

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$650,324	$3,092,401

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$7,782,095

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$389,567

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$484,112

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$67,950

Global X S&P 500 Quality Dividend Covered Call ETF
Equity contracts	$—	$52,636

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$(368,572)

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(120,080,291)

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(445,605,843)

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(52,707,855)

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(2,466,934)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(1,080,608)

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(341,165)	$(1,012,813)

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(677,233)	$(1,767,362)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$(1,904,099)

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$(120,420)

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(333,841)

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$(16,003)

Global X S&P 500 Quality Dividend Covered Call ETF
Equity contracts	$—	$(38,906)

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$118,552

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Funds’ options activity during the period ended April 30, 2025:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X S&P 500® Covered Call ETF	$(66,373,897)	$–
Global X NASDAQ 100® Covered Call ETF	(225,236,490)	–
Global X Russell 2000 Covered Call ETF	(39,701,532)	–
Global X Nasdaq 100® Covered Call & Growth ETF	(1,296,160)	–
Global X S&P 500® Covered Call & Growth ETF	(594,425)	–
Global X NASDAQ 100® Risk Managed Income ETF	(506,614)	160,247
Global X S&P 500® Risk Managed Income ETF	(971,578)	258,912
Global X Dow 30® Covered Call ETF	(1,799,900)	–
Global X Russell 2000 Covered Call & Growth ETF	(94,605)	–
Global X Information Technology Covered Call & Growth ETF	(130,849)	–
Global X Dow 30® Covered Call & Growth ETF	(15,067)	–
Global X S&P 500 Quality Dividend Covered Call ETF	(23,017)	–
Global X MLP & Energy Infrastructure Covered Call ETF	(259,839)	–

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2024 are primarily attributable to redemption in kind, reclass of distributions, return of capital, equalization and straddles.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2024 and October 31, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X S&P 500® Covered Call ETF
2024	$269,977,983	$–	$–	$269,977,983
2023	8,585,958	–	269,122,735	277,708,693
Global X NASDAQ 100® Covered Call ETF
2024	$949,453,576	$–	$–	$949,453,576
2023	–	–	875,982,507	875,982,507
Global X Russell 2000 Covered Call ETF
2024	$12,155,274	$–	$157,500,393	$169,655,667
2023	2,455,329	–	170,194,451	172,649,780
Global X Nasdaq 100® Covered Call & Growth ETF
2024	$6,726,354	$–	$–	$6,726,354
2023	–	–	4,776,529	4,776,529
Global X S&P 500® Covered Call & Growth ETF
2024	$2,972,756	$–	$–	$2,972,756
2023	376,487	–	2,498,448	2,874,935
Global X NASDAQ 100® Risk Managed Income ETF
2024	$43,082	$–	$1,631,699	$1,674,781
2023	–	–	1,196,718	1,196,718
Global X S&P 500® Risk Managed Income ETF
2024	$594,200	$–	$3,431,396	$4,025,596
2023	41,006	–	3,063,982	3,104,988
Global X Dow 30® Covered Call ETF
2024	$5,821,224	$–	$–	$5,821,224
2023	609,561	–	4,969,158	5,578,719
Global X Russell 2000 Covered Call & Growth ETF
2024	$588,288	$–	$–	$588,288
2023	101,250	2,217	152,549	256,016
Global X Information Technology Covered Call & Growth ETF
2024	$698,442	$–	$40,076	$738,518
2023	166,221	–	–	166,221
Global X Dow 30® Covered Call & Growth ETF
2024	$75,986	$–	$–	$75,986
2023	9,566	–	13,830	23,396
Global X S&P 500 Quality Dividend Covered Call ETF
2024	$89,768	$–	$4,664	$94,432
Global X MLP & Energy Infrastructure Covered Call ETF
2024	$114,089	$–	$4,801	$118,890

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

As of October 31, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Undistributed Ordinary Income	$83,886,915	$156,328,538	$–	$17,590,280
Capital Loss Carryforwards	–	–	(134,684,076)	–
Other Temporary Differences	5,379	6	7	1
Total Distributable Earnings (Accumulated Losses)	$83,892,294	$156,328,544	$(134,684,069)	$17,590,281

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF	Global X Russell 2000 Covered Call & Growth ETF
Undistributed Ordinary Income	$10,235,706	$–	$4,397,260	$971,329
Undistributed Long-Term Capital Gain	–	–	305,975	–
Capital Loss Carryforwards	–	(508,491)	–	–
Other Temporary Differences	(21)	2	–	(1)
Total Distributable Earnings (Accumulated Losses)	$10,235,685	$(508,489)	$4,703,235	$971,328

	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X S&P 500 Quality Dividend Covered Call ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Undistributed Ordinary Income	$–	$239,139	$–	$–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	89,553	(1)	(481)	21,061
Other Temporary Differences	5	2	–	2
Total Distributable Earnings (Accumulated Losses)	$89,558	$239,140	$(481)	$21,063

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X S&P 500® Covered Call ETF	$2,522,456,112	$813,804,335	$(105,558,216)	$708,246,119
Global X NASDAQ 100® Covered Call ETF	6,208,697,054	2,839,284,129	(177,719,233)	2,661,564,896
Global X Russell 2000 Covered Call ETF	1,421,626,746	72,792	(50,290,127)	(50,217,335)
Global X Nasdaq 100® Covered Call & Growth ETF	74,967,868	22,606,607	(3,259,684)	19,346,923
Global X S&P 500® Covered Call & Growth ETF	48,865,395	7,865,223	(3,171,316)	4,693,907
Global X NASDAQ 100® Risk Managed Income ETF	17,691,622	3,739,745	(921,940)	2,817,805
Global X S&P 500® Risk Managed Income ETF	41,653,658	9,285,294	(2,131,016)	7,154,278
Global X Dow 30® Covered Call ETF	119,837,854	20,044,568	(4,434,347)	15,610,221
Global X Russell 2000 Covered Call & Growth ETF	7,140,773	–	(371,744)	(371,744)
Global X Information Technology Covered Call & Growth ETF	10,185,295	468,342	(392,895)	75,447
Global X Dow 30® Covered Call & Growth ETF	2,050,035	313,050	(89,150)	223,900
Global X S&P 500 Quality Dividend Covered Call ETF	1,222,134	4,567	–	4,567
Global X MLP & Energy Infrastructure Covered Call ETF	10,892,135	–	(380,802)	(380,802)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000 Covered Call ETF, the Global X Russell 2000 Covered Call & Growth ETF and the Global X Information Technology Covered Call & Growth ETF, which use a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Concluded)

April 30, 2025 (Unaudited)

8. CONTRACTUAL OBLIGATION (continued)

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 19, 2024 (the “November Board Meeting”), called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Continued)

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Continued)

Creation Units) of the Renewal Funds by shareholders and new investors;

—	the Renewal Funds’ investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of the Renewal Funds in absolute terms and compared to each Renewal Fund’s broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

—	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. For Renewal Funds that experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of each Renewal Fund’s investment objective.

With respect to the following Renewal Funds, the Board noted that;

—	the Global X Russell 2000 Covered Call ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Continued)

performance was positive for the one- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with its underlying index; and

—	the Global X NASDAQ 100 Risk Managed Income ETF had returned negative performance for the three-year and since-inception periods ending September 30, 2024, but that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index and that the Renewal Fund’s performance was positive for the one-year period.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Continued)

Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that,under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the Global X S&P 500 Covered Call ETF, the Board noted that the Renewal Fund’s Management Fee was 2 basis points above the peer group average and equal to the peer group median and its total expenses were 2 basis points above the peer group average and equal to the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors;

—	with respect to the Global X Information Technology Covered Call & Growth ETF, that Global X Management had agreed to extend the expense limitation in place for

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Concluded)

the Renewal Fund; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.

Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-012-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 2, 2025